DoubleLine Core Fixed Income Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 3.5%
2,849,321	AASET Ltd., Series 2021-2A-B	3.54	% (a)	01/15/2047	2,317,871
2,083,900	American Airlines, Inc., Series 2021-1-B	3.95%		07/11/2030	1,835,869
2,354,513	Business Jet Securities LLC, Series 2020-1A-A	2.98	% (a)	11/15/2035	2,275,649
19,992,101	Carbon Level Mitigation Trust, Series 2021-5-CERT	0.61	% (a)	10/13/2051	12,365,714
6,748,009	Castlelake Aircraft Structured Trust, Series 2021-1A-A	3.47	% (a)	01/15/2046	6,296,945
3,000,000	Diamond Infrastructure Funding LLC, Series 2021-1A-C	3.48	% (a)	04/15/2049	2,602,375
7,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-D	1.08%		11/16/2026	6,773,245
8,500,000	Exeter Automobile Receivables Trust, Series 2021-1A-E	2.21	% (a)	02/15/2028	7,936,102
1,250,236	HERO Funding Trust, Series 2016-1A-A	4.05	% (a)	09/20/2041	1,174,753
1,708,574	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43	% (a)	11/15/2039	1,358,624
12,665,426	ITE Rail Fund Levered LP, Series 2021-1A-A	2.25	% (a)	02/28/2051	11,127,529
7,155,295	LendingPoint Asset Securitization Trust, Series 2021-A-C	2.75	% (a)	12/15/2028	7,040,094
9,667,688	MACH 1 Cayman Ltd., Series 2019-1-A	3.47	% (a)	10/15/2039	8,468,025
925,226	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	% (a)	06/22/2043	858,396
1,296,742	Mosaic Solar Loan Trust, Series 2019-2A-B	3.28	% (a)	09/20/2040	1,156,111
6,781,019	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (a)	02/18/2042	6,466,638
3,784,740	NP SPE LLC, Series 2016-1A-A1	4.16	% (a)	04/20/2046	3,683,896
4,982,952	NP SPE LLC, Series 2019-1A-A2	3.24	% (a)	09/20/2049	4,602,705
5,027,411	Pagaya AI Debt Selection Trust, Series 2021-2-NOTE	3.00	% (a)	01/25/2029	4,895,288
19,350,000	Primrose Funding LLC, Series 2019-1A-A2	4.48	% (a)	07/30/2049	18,518,370
6,500,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A-A2A	5.00	% (a)	09/15/2048	6,119,471
2,994,227	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (a)	03/15/2040	2,629,814
4,987,500	SEB Funding LLC, Series 2021-1A-A2	4.97	% (a)	01/30/2052	4,630,528
960,000	SERVPRO Master Issuer LLC, Series 2019-1A-A2	3.88	% (a)	10/25/2049	905,563
1,009,757	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	% (a)	10/15/2042	876,723
4,034,865	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	% (a)	08/15/2030	3,891,821
75,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	% (a)(b)(c)	08/15/2030	796,549
3,000,456	SoFi Alternative Trust, Series 2021-1-PT1	9.72	% (a)(h)	05/25/2030	2,966,698
4,765,717	SoFi Professional Loan Program LLC, Series 2017-B-BFX	3.70	% (a)(h)	05/25/2040	4,630,869
2,000,000	SoFi Professional Loan Program LLC, Series 2017-C-C	4.21	% (a)(h)	07/25/2040	1,874,269
2,282,893	START Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	2,079,045
1,756,936	START Ltd., Series 2019-1-A	4.09	% (a)	03/15/2044	1,592,754
4,123,919	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	% (a)	07/20/2048	3,903,855
4,848,490	Sunnova Helios Sol Issuer LLC, Series 2020-1A-A	3.35	% (a)	02/01/2055	4,240,511
4,423,284	Sunrun Atlas Issuer LLC, Series 2019-2-A	3.61	% (a)	02/01/2055	4,058,340
626,705	Upgrade Master Credit Pass-Thru Trust, Series 2021-ST3-A	2.50	% (a)	07/15/2027	622,400
737,231	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	15.46	% (a)(h)	07/15/2027	682,557
3,247,899	Upgrade Master Pass-Thru Trust, Series 2021-PT4-A	11.22	% (a)(h)	08/15/2027	2,712,178
1,548,673	Upstart Pass-Through Trust, Series 2021-ST2-A	2.50	% (a)	04/20/2027	1,501,173
216,268	Upstart Securitization Trust, Series 2020-2-A	2.31	% (a)	11/20/2030	213,680
17,250,000	Upstart Securitization Trust, Series 2021-2-C	3.61	% (a)	06/20/2031	16,470,355

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,000,000	Upstart Securitization Trust, Series 2021-3-C	3.28	% (a)	07/20/2031	5,614,556
12,450,000	Upstart Securitization Trust, Series 2021-4-B	1.84	% (a)	09/20/2031	12,119,374
15,550,000	Upstart Securitization Trust, Series 2021-4-C	3.19	% (a)	09/20/2031	14,215,782
9,596,249	Upstart Securitization Trust, Series 2023-3-A	6.90	% (a)	10/20/2033	9,654,497
4,273,303	US Auto Funding LLC, Series 2021-1A-C	2.20	% (a)	05/15/2026	3,897,653
8,000,000	Vantage Data Centers LLC, Series 2020-2A-A2	1.99	% (a)	09/15/2045	6,967,097
10,489,604	Vivint Solar Financing LLC, Series 2020-1A-A	2.21	% (a)	07/31/2051	8,784,521
9,566,477	WAVE LLC, Series 2019-1-A	3.60	% (a)	09/15/2044	8,026,437

Total Asset Backed Obligations (Cost $271,413,529)					248,433,269

Bank Loans - 3.1%
1,183,500	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.43%		04/20/2028	1,217,620
1,386,525	Access CIG LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.39%		08/15/2028	1,390,574
790,891	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	9.15	% (n)	02/16/2027	790,682
754,600	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	9.69	% (n)	02/15/2027	757,901
1,027,083	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.50%		02/16/2028	1,028,208
552,176	ADMI Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.21%		12/23/2027	526,292
1,539,132	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.09%		07/31/2028	1,542,225
837,250	Air Canada, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	9.14%		08/11/2028	840,846
322,049	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	11.23	% (d)(n)	04/22/2024	48,576
1,408,316	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.22%		02/04/2028	1,413,069
1,123,452	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.85%		11/06/2030	1,129,844
1,571,195	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.21%		05/12/2028	1,567,126
1,132,261	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%		08/17/2028	1,135,330
386,859	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.21%		05/31/2030	389,760
716,400	Altice France S.A. (3 Month Secured Overnight Financing Rate + 5.50%)	10.89%		08/15/2028	645,656
263,163	AMC Entertainment Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.44%		04/22/2026	220,565
1,148,699	American Airlines, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	8.87%		06/04/2029	1,152,599
916,050	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	11.91%		10/20/2028	771,085
433,554	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.20%		03/03/2028	426,028
931,000	Apple Bidco LLC (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.22%		09/22/2028	931,293

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,469,010	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.85%		09/19/2026	2,483,318
1,260,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	12.10%		09/17/2027	1,270,238
1,055,700	APX Group, Inc., Senior Secured First Lien Term Loan (Prime Rate + 2.25%, 0.50% Floor)	8.92%		07/10/2028	1,057,679
1,181,506	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.96%		12/11/2028	1,163,128
351,328	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.75%, 0.50% Floor)	11.21%		12/10/2029	304,714
745,000	Aspen Dental Management, Inc.	11.11	% (e)	12/23/2027	735,688
946,993	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.97%		02/12/2027	950,312
586,075	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.86%		02/12/2027	588,126
69,799	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.22%		02/12/2027	70,161
870,992	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.86%		10/25/2028	567,961
894,785	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.88%, 0.75% Floor)	14.48%		10/25/2029	433,971
1,010,250	Asurion LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.72%		12/23/2026	1,009,689
557,136	Asurion LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.72%		07/30/2027	553,871
119,399	Asurion LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	9.70%		08/21/2028	119,143
295,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%)	10.72%		01/31/2028	281,970
485,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%)	10.72%		01/22/2029	458,892
1,171,118	Athenahealth Group Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.60%		02/15/2029	1,167,605
751,417	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.24%		07/17/2028	701,504
385,415	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.00%, 0.50% Floor)	12.54%		12/10/2029	286,492
855,690	Bally's Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.93%		10/02/2028	813,317
1,563,457	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.76%		05/10/2027	1,550,762
558,600	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.36%		09/29/2028	559,298
1,014,771	BCP Renaissance Parent LLC, Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.87%		10/31/2028	1,018,262
1,301,361	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	10.10%		12/11/2028	1,306,488
1,766,723	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	9.60%		12/29/2028	1,781,961
563,588	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.50%, 0.50% Floor)	10.88%		07/25/2030	561,626

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
154,056	Bright Bidco B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.00% + 1.00% PIK, 1.00% Floor)	13.35%	10/29/2027	54,819
1,516,055	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.22%	08/01/2025	1,521,808
184,618	Brown Group Holding LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.21%	06/07/2028	185,039
327,525	Caesars Entertainment, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.71%	02/06/2030	328,830
210,650	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.47%	08/12/2026	211,276
1,427,560	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.47%	10/30/2026	1,431,308
303,475	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.32%	08/09/2027	304,613
1,559,773	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.72%	10/18/2028	1,564,328
1,680,629	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%)	9.40%	01/29/2027	1,188,146
1,273,511	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	8.42%	10/22/2026	1,277,580
2,594,670	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%, 0.50% Floor)	7.47%	02/22/2028	2,551,534
1,336,048	Cengage Learning, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 1.00% Floor)	10.41%	07/14/2026	1,341,973
1,268,363	Central Parent, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.35%	07/06/2029	1,277,013
1,415,000	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.36%	12/09/2030	1,412,538
1,305,350	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.21%	12/01/2027	1,312,901
1,238,077	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%	09/29/2028	1,241,451
1,152,775	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.46%	12/08/2028	1,155,657
1,536,150	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.11%	05/06/2030	1,541,527
1,053,500	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	9.14%	08/21/2026	1,044,498
513,873	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%)	10.65%	09/18/2026	497,655
1,037,367	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.18%, 0.50% Floor)	9.63%	04/13/2029	1,043,202
775,227	CMG Media Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	8.95%	12/17/2026	720,961
126,155	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.39%	05/15/2028	126,628
592,622	CommScope, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.72%	04/06/2026	531,507

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,234,843	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	9.71%		04/16/2029	1,242,252
789,499	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.85%		12/11/2026	790,763
991,688	Conservice Midco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	9.71%		05/13/2027	995,615
722,324	Constant Contact, Inc. (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.69%		02/10/2028	707,877
1,134,175	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%		06/02/2028	1,106,767
560,676	Cornerstone Building Brands, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.67%		04/12/2028	561,786
644,156	Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.22%		10/16/2028	624,832
975,425	CQP Holdco LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.36%		12/31/2030	978,864
722,040	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.46%		09/15/2027	723,845
972,474	CSC Holdings LLC, Senior Secured First Lean Term Loan (1 Month LIBOR USD + 2.50%)	7.98	% (n)	04/15/2027	923,043
970,249	Curium BidCo SARL (3 Month Secured Overnight Financing Rate + 4.50%)	9.89%		07/31/2029	970,861
1,291,340	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%, 1.00% Floor)	10.50	% (d)	05/01/2024	821,634
982,158	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.35%		10/16/2026	975,519
330,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 7.00%)	12.36%		02/16/2029	301,950
1,223,661	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.10%		04/09/2027	1,214,483
860,431	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.36%		10/04/2028	857,204
250,000	DG Investment Intermediate Holdings 2, Inc. (1 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	12.22%		03/29/2029	226,666
1,241,445	DG Investment Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.22%		03/31/2028	1,233,245
708,901	Diamond Sports Group LLC (1 Month Secured Overnight Financing Rate + 5.25%)	8.70	% (d)	08/24/2026	33,673
1,220,315	DirectTV Financing LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.75% Floor)	10.65%		08/02/2027	1,222,530
1,063,079	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.35%		08/24/2028	1,067,156
1,034,721	EAB Global, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%		08/16/2028	1,034,721
519,584	Echo Global Logistics, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.96%		11/24/2028	509,623
911,526	Ecovyst Catalyst Technologies LLC (3 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.98%		06/09/2028	914,151
385,214	EG Group Ltd., Senior Secured First Lien Term Loan (Daily Secured Overnight Financing Rate + 5.50%)	11.24%		02/07/2028	379,436

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
860,211	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.72%		07/28/2028	863,080
250,105	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.74%		06/22/2029	248,542
541,895	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.74%		06/22/2029	538,508
474,088	Everi Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.97%		08/03/2028	476,133
703,329	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.56%, 0.75% Floor)	8.03%		05/01/2026	702,232
1,545,126	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.36%		01/29/2029	1,547,784
1,183,913	FINThrive Software Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.47%		12/18/2028	946,538
1,127,777	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%)	8.22%		01/29/2027	1,132,429
209,475	Focus Financial Partners, Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.86%		06/30/2028	210,279
485,048	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.00%, 1.50% Floor)	13.45	% (c)	06/30/2027	485,048
194,025	Fortera Holdings, Inc., Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.11%		07/01/2030	194,106
1,169,048	Freeport LNG Investments LLP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	9.18%		12/21/2028	1,170,200
1,566,923	Gainwell Acquisition Corporation (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.45%		10/01/2027	1,527,750
637,930	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.72%		10/30/2026	639,876
893,688	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.62%		02/01/2029	896,159
330,813	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.35%		11/16/2029	332,261
871,115	Getty Images, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%)	9.95%		02/19/2026	876,233
488,983	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 1.00% Floor)	9.96%		09/29/2028	491,871
465,000	GIP Pilot Acquisition Partners LP, Term Loan (3 Month Secured Overnight Financing Rate + 3.00%)	8.39%		09/30/2030	465,704
834,309	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.22%		04/28/2028	837,242
757,201	GoTo Group, Inc. (3 Month Secured Overnight Financing Rate + 4.75%)	10.28%		08/31/2027	504,622
270,946	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 1.00% Floor)	9.97%		01/29/2026	272,470
1,276,341	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.47%		08/04/2027	1,279,653
1,285,000	GRCR W Merger Sub LLC, Senior Secured First Lean Term Loan	8.36	% (e)	09/20/2030	1,292,228
1,283,273	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.22%		03/06/2028	1,284,878

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
1,909,719	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.47%	12/01/2027	1,919,430
376,800	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.75% Floor)	10.66%	06/16/2028	374,916
1,052,260	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%)	7.54%	11/15/2027	1,053,575
610,000	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.70%	07/18/2030	610,445
497,453	Hexion Holdings Corporation, Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	10.02%	03/15/2029	479,244
303,692	H-Food Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.69%)	9.34%	05/23/2025	244,387
1,256,460	Hightower Holding LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.64%	04/21/2028	1,253,847
925,000	HomeServe USA Corporation Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.36%	10/21/2030	929,047
289,275	HUB International Ltd., Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	9.66%	06/20/2030	290,882
1,182,490	Hunter Douglas Holding B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.88%	02/26/2029	1,180,125
431,279	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.47%	05/01/2026	373,891
1,158,926	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.95%	02/19/2030	1,161,823
1,832,363	Informatica LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%)	8.21%	10/27/2028	1,838,473
1,129,549	ION Trading Technologies SARL (3 Month Secured Overnight Financing Rate + 4.75%)	10.20%	03/31/2028	1,132,288
336,574	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.46%	12/15/2027	337,535
615,000	Iron Mountain, Inc. (1 Month Secured Overnight Financing Rate + 2.25%)	7.60%	01/31/2031	615,962
372,792	Ivanti Software, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	9.91%	12/01/2027	354,884
1,507,104	Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.96%	05/05/2028	1,516,832
1,568,888	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.39%	07/07/2028	108,700
1,533,681	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.22%	03/24/2026	1,530,866
933,888	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.36%	12/22/2026	934,794
762,450	LaserShip, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.50%, 0.75% Floor)	10.40%	05/08/2028	702,407
240,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (6 Month Secured Overnight Financing Rate + 7.50%, 0.75% Floor)	13.40%	04/30/2029	201,600
1,054,097	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.21%	12/17/2027	1,044,051
365,892	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.21%	03/01/2027	349,689
1,525,000	LifePoint Health, Inc., Term Loan (3 Month Secured Overnight Financing Rate + 5.50%)	11.17%	11/16/2028	1,523,284

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,393,594	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.97%		06/30/2027	1,397,865
1,525,875	Madison IAQ LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%		06/21/2028	1,523,273
648,916	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.40%		10/19/2027	635,399
875,821	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.21%		08/29/2025	878,011
1,555,425	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.47%		05/04/2028	1,560,285
1,009,204	McAfee Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.19%		03/01/2029	1,007,735
1,902,532	Medline Borrower LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.47%		10/23/2028	1,914,271
928,874	MIC Glen LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%		07/21/2028	929,455
889,390	Michaels Stores, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	9.86%		04/14/2028	741,751
759,500	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 1.00% Floor)	10.77%		06/21/2027	786,626
1,284,133	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	10.21%		03/27/2026	1,286,078
	Mitchell International, Inc., Senior Secured First Lien Term Loan
1,047,635	(3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.40%		10/16/2028	1,048,694
3,422	(3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.94	% (n)	10/16/2028	3,425
220,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.50%, 0.50% Floor)	12.15%		10/15/2029	216,632
1,037,063	Monogram Food Solutions LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.47%		08/28/2028	1,037,063
232,723	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.97%		10/19/2026	233,899
810,213	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.59%		08/19/2026	778,117
1,072,858	Newfold Digital Holdings Group, Inc. (6 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	9.42%		02/10/2028	1,053,917
951,135	Nouryon Finance B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.35%		04/03/2028	956,038
935,439	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.36%		11/09/2028	934,854
553,047	OMNIA Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.63%		07/25/2030	557,198
1,568,276	OneDigital Borrower LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.71%		11/16/2027	1,569,264
1,271,553	Ontario Gaming GTA LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.64%		08/01/2030	1,278,591
1,382,287	Organon & Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.47%		06/02/2028	1,387,478
1,305,401	Oryx Midstream Services Permian Basin LLC (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.71%		10/05/2028	1,310,446

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
380,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%)	8.90%	10/24/2025	381,045
1,325,676	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	9.11%	11/30/2027	1,328,162
426,938	Packers Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.69%	03/06/2028	271,319
686,480	Pactiv Evergreen Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%	09/20/2028	689,171
272,938	Par Petroleum, LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.74%	02/28/2030	273,415
658,483	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.89%	12/15/2028	517,284
1,164,794	Peraton Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.21%	02/01/2028	1,169,162
970,175	Perrigo Investments LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.46%	04/20/2029	970,578
2,407,316	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.21%	02/11/2028	2,384,446
290,000	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.86%	06/23/2027	290,816
450,681	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00% + 4.00% PIK, 1.00% Floor)	7.46%	06/30/2028	420,260
1,273,791	Playa Resorts Holding B.V. (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.61%	01/05/2029	1,276,740
573,775	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.61%	12/29/2027	574,492
639,573	Polar US Borrower LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%)	10.24%	10/15/2025	439,067
569,578	Polaris Newco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.47%	06/02/2028	562,671
1,392,450	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.11%	07/31/2026	1,397,351
1,126,535	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.60% + 1.40% PIK, 1.00% Floor)	9.95%	10/02/2028	887,146
302,386	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00% + 2.50% PIK, 1.00% Floor)	10.35%	10/02/2028	297,096
275,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%, 0.50% Floor)	12.21%	10/01/2029	109,410
1,430,800	Proofpoint, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%	08/31/2028	1,433,232
1,599,830	Pug LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.97%	02/12/2027	1,578,160
592,615	QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%)	8.21%	03/19/2029	595,083
696,531	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.72%	09/25/2026	561,035
674,062	Radiology Partners, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.25%)	10.18%	07/09/2025	547,045

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,027,119	RealPage, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.47%		04/24/2028	1,021,409
513,747	Restoration Hardware, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.97%		10/20/2028	501,160
1,034,539	Scientific Games Holdings LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.66%		04/04/2029	1,036,220
528,736	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	10.23	% (n)	11/01/2024	411,589
405,000	Simon & Schuster, Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.39%		10/30/2030	406,772
433,303	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.97%		09/30/2026	400,426
724,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.17%		10/20/2027	742,476
1,385,674	SMG US Midco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.50%)	8.14%		01/23/2025	1,389,311
1,544,322	Sophia LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.96%		10/07/2027	1,549,511
1,545,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.39%		12/11/2026	1,546,282
1,654,880	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 1.00% Floor)	9.46%		10/05/2027	1,651,777
729,986	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.62%		03/06/2028	644,475
444,375	Spirit AeroSystems, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.63%		01/15/2027	446,410
1,539,330	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%		06/02/2028	1,543,825
455,605	Standard Aero Ltd. (1 Month Secured Overnight Financing Rate + 4.00%)	9.35%		08/24/2028	457,353
507,001	Staples, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	10.47	% (n)	04/16/2026	481,945
378,066	Starwood Property Mortgage LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.71%		07/27/2026	378,068
1,286,371	Sunshine Luxembourg SARL (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	8.95%		10/01/2026	1,294,759
1,060,687	SWF Holdings Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.47%		10/06/2028	952,964
528,675	TAMKO Building Products LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	8.87%		09/13/2030	531,871
333,100	Team Health, Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 1.00% Floor)	10.63%		03/02/2027	255,321
809,250	Tecta America Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.46%		04/06/2028	812,540
588,821	Telesat LLC (3 Month Secured Overnight Financing Rate + 2.75%)	8.40%		12/07/2026	380,896
847,480	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.10%		08/31/2028	852,400
388,088	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.36%		01/18/2029	389,423
1,089,696	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	8.97%		04/07/2028	1,092,594

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
497,662	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%)	12.22%		07/20/2026	498,595
672,869	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.71%		06/01/2028	670,837
1,217,930	Titan Acquisition Ltd. (6 Month LIBOR USD + 3.00%)	8.73	% (n)	03/28/2025	1,217,808
1,263,871	TK Elevator Midco GMBH, Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	9.38%		07/30/2027	1,268,294
1,546,313	Transdigm, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%)	8.60%		08/24/2028	1,555,289
455,000	Transdigm, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%)	8.60%		02/28/2031	457,582
580,710	Travelport Finance (Luxembourg) SARL (3 Month Secured Overnight Financing Rate + 7.00%, 1.00% Floor)	12.65%		02/28/2025	563,611
282,070	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.24%		02/16/2028	282,893
1,138,894	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%		03/03/2028	1,133,968
1,047,589	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.61%		09/15/2028	1,046,065
1,572,858	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.86%		03/31/2028	1,561,061
932,058	UFC Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%, 0.75% Floor)	8.40%		04/29/2026	936,653
422,875	UKG, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.99%		05/04/2026	425,220
1,123,830	UKG, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%)	9.23%		05/04/2026	1,127,898
395,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.76%		05/03/2027	396,517
534,436	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.21%		08/27/2025	535,994
1,611,785	United Airlines, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.22%		04/21/2028	1,619,844
752,210	Univision Communications, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.64%		06/24/2029	755,219
665,889	Upbound Group, Inc. (6 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	9.12%		02/17/2028	667,137
128,700	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	10.11%		10/26/2026	124,517
2,371,248	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.47%		08/27/2025	2,382,109
736,487	Viad Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.47%		07/31/2028	735,567
810,698	Vibrantz Technologies, Inc. (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.81%		04/23/2029	778,862
1,485,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.25%)	8.79%		03/31/2031	1,482,216
255,000	Vistra Operations Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.35%		12/20/2030	255,330

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
400,000	VT Topco, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.66%		08/09/2030	402,500
617,400	Walker & Dunlop, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.70%		12/15/2028	616,628
1,271,095	Wand NewCo, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%)	8.22%		02/05/2026	1,276,421
767,889	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.75%, 1.00% Floor)	11.39%		06/22/2026	770,004
852,045	WestJet Airlines Ltd. (1 Month Secured Overnight Financing Rate + 3.00%, 1.00% Floor)	8.46%		12/11/2026	851,913
1,249,500	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.47%		08/03/2028	1,253,186
271,594	WWEX UNI TopCo Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.65%		07/26/2028	266,933
1,257,145	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.47%		03/09/2027	1,083,860
1,024,098	Zebra Buyer LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.89%		11/01/2028	1,022,096
850,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan	7.98	% (e)	04/28/2028	849,091

Total Bank Loans (Cost $226,277,884)					221,309,592

Collateralized Loan Obligations - 3.7%
1,000,000	AIMCO Ltd., Series 2018-AA-D (Secured Overnight Financing Rate 3 Month + 2.81%)	8.21	% (a)	04/17/2031	984,154
3,500,000	AIMCO Ltd., Series 2020-11A-AR (Secured Overnight Financing Rate 3 Month + 1.39%, 1.13% Floor)	6.79	% (a)	10/17/2034	3,502,431
5,000,000	Anchorage Capital Ltd., Series 2021-19A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.87	% (a)	10/15/2034	4,995,704
1,000,000	Apidos, Series 2013-12A-DR (Secured Overnight Financing Rate 3 Month + 2.86%)	8.26	% (a)	04/15/2031	980,452
3,400,000	Babson Ltd., Series 2015-IA-DR (Secured Overnight Financing Rate 3 Month + 2.86%, 2.60% Floor)	8.28	% (a)	01/20/2031	3,333,292
500,000	Bain Capital Credit Ltd., Series 2017-2A-DR2 (Secured Overnight Financing Rate 3 Month + 3.36%, 3.10% Floor)	8.74	% (a)	07/25/2034	488,896
2,500,000	Barings Ltd., Series 2015-2A-DR (Secured Overnight Financing Rate 3 Month + 3.21%)	8.63	% (a)	10/20/2030	2,455,065
2,000,000	Barings Ltd., Series 2018-1A-C (Secured Overnight Financing Rate 3 Month + 2.86%)	8.26	% (a)	04/15/2031	1,941,611
5,100,000	Barings Ltd., Series 2018-3A-D (Secured Overnight Financing Rate 3 Month + 3.16%)	8.58	% (a)	07/20/2029	5,103,316
4,000,000	BlueMountain Ltd., Series 2015-3A-CR (Secured Overnight Financing Rate 3 Month + 2.86%)	8.28	% (a)	04/20/2031	3,768,559
2,000,000	BlueMountain Ltd., Series 2016-3A-DR (Secured Overnight Financing Rate 3 Month + 3.36%, 3.10% Floor)	8.74	% (a)	11/15/2030	1,883,225
2,400,000	BlueMountain Ltd., Series 2017-2A-C (Secured Overnight Financing Rate 3 Month + 3.26%)	8.68	% (a)	10/20/2030	2,259,907
1,000,000	Buckhorn Park Ltd., Series 2019-1A-DR (Secured Overnight Financing Rate 3 Month + 3.36%, 3.10% Floor)	8.76	% (a)	07/18/2034	978,602
2,500,000	Canyon Capital Ltd., Series 2012-1RA-D (Secured Overnight Financing Rate 3 Month + 3.26%)	8.66	% (a)	07/15/2030	2,446,945
2,750,000	Canyon Capital Ltd., Series 2014-1A-CR (Secured Overnight Financing Rate 3 Month + 3.01%, 2.75% Floor)	8.40	% (a)	01/30/2031	2,543,678

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	Canyon Capital Ltd., Series 2016-1A-DR (Secured Overnight Financing Rate 3 Month + 3.06%)	8.46	% (a)	07/15/2031	2,954,143
2,500,000	Canyon Capital Ltd., Series 2021-1A-D (Secured Overnight Financing Rate 3 Month + 3.36%, 3.10% Floor)	8.76	% (a)	04/15/2034	2,428,478
1,000,000	Canyon Capital Ltd., Series 2021-3A-D (Secured Overnight Financing Rate 3 Month + 3.31%, 3.05% Floor)	8.71	% (a)	07/15/2034	965,390
5,000,000	Carlyle Global Market Strategies Ltd., Series 2016-3A-DRR (Secured Overnight Financing Rate 3 Month + 3.56%, 3.30% Floor)	8.98	% (a)	07/20/2034	4,896,522
9,000,000	Carlyle Global Market Strategies Ltd., Series 2021-9A-D (Secured Overnight Financing Rate 3 Month + 3.46%, 3.20% Floor)	8.88	% (a)	10/20/2034	8,795,013
6,000,000	Cathedral Lake Ltd., Series 2021-8A-C (Secured Overnight Financing Rate 3 Month + 2.88%, 2.62% Floor)	8.29	% (a)	01/20/2035	5,983,012
5,000,000	Cathedral Lake Ltd., Series 2021-8A-D1 (Secured Overnight Financing Rate 3 Month + 3.68%, 3.42% Floor)	9.09	% (a)	01/20/2035	4,863,258
1,000,000	CIFC Funding Ltd., Series 2018-3A-D (Secured Overnight Financing Rate 3 Month + 3.11%)	8.51	% (a)	07/18/2031	992,954
9,500,000	Columbia Cent Ltd., Series 2018-27A-DR (Secured Overnight Financing Rate 3 Month + 4.09%, 3.83% Floor)	9.47	% (a)	01/25/2035	9,034,500
3,250,000	Cook Park Ltd., Series 2018-1A-D (Secured Overnight Financing Rate 3 Month + 2.86%)	8.26	% (a)	04/17/2030	3,125,221
2,000,000	Dryden Ltd., Series 2018-57A-D (Secured Overnight Financing Rate 3 Month + 2.81%, 2.55% Floor)	8.19	% (a)	05/15/2031	1,868,063
3,000,000	Dryden Senior Loan Fund, Series 2015-40A-DR (Secured Overnight Financing Rate 3 Month + 3.36%, 3.10% Floor)	8.74	% (a)	08/15/2031	2,970,239
2,006,000	Dryden Senior Loan Fund, Series 2016-42A-DR (Secured Overnight Financing Rate 3 Month + 3.19%)	8.59	% (a)	07/15/2030	1,946,736
2,200,000	Dryden Senior Loan Fund, Series 2016-43A-DR3 (Secured Overnight Financing Rate 3 Month + 3.51%, 3.25% Floor)	8.93	% (a)	04/20/2034	2,079,242
2,000,000	Gilbert Park Ltd., Series 2017-1A-D (Secured Overnight Financing Rate 3 Month + 3.21%)	8.61	% (a)	10/15/2030	1,957,207
4,000,000	Gilbert Park Ltd., Series 2017-1A-E (Secured Overnight Financing Rate 3 Month + 6.66%)	12.06	% (a)	10/15/2030	3,838,294
3,500,000	Goldentree Loan Opportunities Ltd., Series 2015-11A-DR2 (Secured Overnight Financing Rate 3 Month + 2.66%)	8.06	% (a)	01/18/2031	3,532,085
5,000,000	Hayfin Ltd., Series 2018-9A-BR (Secured Overnight Financing Rate 3 Month + 2.06%, 1.80% Floor)	7.45	% (a)	04/28/2031	5,018,490
1,500,000	Highbridge Loan Management Ltd., Series 13A-18-D (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.66	% (a)	10/15/2030	1,478,778
4,000,000	LCM LP, Series 14A-DR (Secured Overnight Financing Rate 3 Month + 3.01%)	8.43	% (a)	07/20/2031	3,599,867
126,568	LCM LP, Series 19A-D (Secured Overnight Financing Rate 3 Month + 3.71%, 3.45% Floor)	9.11	% (a)	07/15/2027	126,569
431,089	LCM LP, Series 20A-DR (Secured Overnight Financing Rate 3 Month + 3.06%)	8.48	% (a)	10/20/2027	431,095
2,000,000	LCM LP, Series 25A-D (Secured Overnight Financing Rate 3 Month + 3.71%)	9.13	% (a)	07/20/2030	1,821,957
3,250,000	LCM LP, Series 28A-D (Secured Overnight Financing Rate 3 Month + 3.21%, 2.95% Floor)	8.63	% (a)	10/20/2030	2,959,572
4,000,000	LCM LP, Series 30A-DR (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.68	% (a)	04/20/2031	3,845,668
4,000,000	Magnetite Ltd., Series 2015-14RA-D (Secured Overnight Financing Rate 3 Month + 3.11%)	8.51	% (a)	10/18/2031	3,976,326

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,500,000	Magnetite Ltd., Series 2016-18A-DR (Secured Overnight Financing Rate 3 Month + 2.96%)	8.34	% (a)	11/15/2028	1,494,815
2,000,000	Magnetite Ltd., Series 2019-23A-DR (Secured Overnight Financing Rate 3 Month + 3.31%, 3.05% Floor)	8.69	% (a)	01/25/2035	1,962,132
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-DR (Secured Overnight Financing Rate 3 Month + 2.96%, 2.70% Floor)	8.36	% (a)	01/20/2032	1,951,428
5,600,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (Secured Overnight Financing Rate 3 Month + 4.16%, 3.90% Floor)	9.56	% (a)	07/15/2029	5,528,476
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.66	% (a)	07/17/2030	1,929,991
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR2 (Secured Overnight Financing Rate 3 Month + 2.76%)	8.14	% (a)	01/25/2031	1,927,028
2,250,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (Secured Overnight Financing Rate 3 Month + 3.01%, 2.75% Floor)	8.39	% (a)	02/14/2031	2,218,381
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR (Secured Overnight Financing Rate 3 Month + 5.71%, 5.71% Floor)	11.12	% (a)	01/22/2030	2,323,440
10,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (Secured Overnight Financing Rate 3 Month + 3.21%)	8.61	% (a)	07/15/2030	9,576,033
5,460,000	Octagon Investment Partners Ltd., Series 2017-1A-CR (Secured Overnight Financing Rate 3 Month + 3.56%)	8.98	% (a)	03/17/2030	5,323,553
1,760,000	Octagon Investment Partners Ltd., Series 2017-1A-D (Secured Overnight Financing Rate 3 Month + 6.46%)	11.88	% (a)(c)	03/17/2030	1,587,179
1,500,000	Octagon Investment Partners Ltd., Series 2018-18A-C (Secured Overnight Financing Rate 3 Month + 2.96%)	8.36	% (a)	04/16/2031	1,448,288
2,500,000	Octagon Investment Partners Ltd., Series 2018-2A-C (Secured Overnight Financing Rate 3 Month + 3.11%)	8.49	% (a)	07/25/2030	2,417,906
3,500,000	Octagon Investment Partners Ltd., Series 2019-1A-DR (Secured Overnight Financing Rate 3 Month + 3.61%, 3.35% Floor)	9.03	% (a)	01/20/2035	3,348,406
5,000,000	Race Point Ltd., Series 2013-8A-DR2 (Secured Overnight Financing Rate 3 Month + 3.76%, 3.50% Floor)	9.13	% (a)	02/20/2030	4,879,813
3,500,000	Sound Point Ltd., Series 2016-2A-DR (Secured Overnight Financing Rate 3 Month + 4.11%, 3.85% Floor)	9.53	% (a)	10/20/2028	3,495,774
9,000,000	Sound Point Ltd., Series 2016-3A-DR (Secured Overnight Financing Rate 3 Month + 3.91%, 3.65% Floor)	9.32	% (a)	01/23/2029	9,065,986
1,000,000	Sound Point Ltd., Series 2018-2A-C (Secured Overnight Financing Rate 3 Month + 2.21%)	7.59	% (a)	07/26/2031	976,858
7,000,000	Sound Point Ltd., Series 2019-2A-DR (Secured Overnight Financing Rate 3 Month + 3.56%, 3.30% Floor)	8.96	% (a)	07/15/2034	6,747,159
7,000,000	Sound Point Ltd., Series 2019-3A-DR (Secured Overnight Financing Rate 3 Month + 3.76%, 3.76% Floor)	9.14	% (a)	10/25/2034	6,538,671
2,000,000	Sound Point Ltd., Series 2020-1A-DR (Secured Overnight Financing Rate 3 Month + 3.61%, 3.61% Floor)	9.03	% (a)	07/20/2034	1,863,385
4,000,000	Sound Point Ltd., Series 2020-3A-D (Secured Overnight Financing Rate 3 Month + 3.91%, 3.65% Floor)	9.29	% (a)	01/25/2032	3,914,648
1,250,000	Sound Point Ltd., Series 2021-3A-D (Secured Overnight Financing Rate 3 Month + 3.51%, 3.25% Floor)	8.89	% (a)	10/25/2034	1,183,305
1,000,000	Sound Point Ltd., Series 2021-4A-D (Secured Overnight Financing Rate 3 Month + 3.66%, 3.66% Floor)	9.04	% (a)	10/25/2034	963,193
10,000,000	Steward Park Ltd., Series 2015-1A-DR (Secured Overnight Financing Rate 3 Month + 2.86%, 2.60% Floor)	8.26	% (a)	01/15/2030	9,477,004
3,000,000	Symphony Ltd., Series 2015-16A-DR (Secured Overnight Financing Rate 3 Month + 3.31%, 3.05% Floor)	8.71	% (a)	10/15/2031	2,750,437
2,250,000	THL Credit Wind River Ltd., Series 2014-1A-DRR (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.66	% (a)	07/18/2031	2,053,871

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	THL Credit Wind River Ltd., Series 2014-2A-ER (Secured Overnight Financing Rate 3 Month + 6.01%, 5.75% Floor)	11.41	% (a)(c)	01/15/2031	805,404
4,000,000	THL Credit Wind River Ltd., Series 2014-3A-DR2 (Secured Overnight Financing Rate 3 Month + 3.66%, 3.40% Floor)	9.07	% (a)	10/22/2031	3,668,122
3,000,000	THL Credit Wind River Ltd., Series 2017-1A-DR (Secured Overnight Financing Rate 3 Month + 3.98%, 3.72% Floor)	9.38	% (a)	04/18/2036	2,898,606
4,000,000	THL Credit Wind River Ltd., Series 2017-3A-DR (Secured Overnight Financing Rate 3 Month + 4.11%, 3.85% Floor)	9.51	% (a)	04/15/2035	3,898,196
4,000,000	THL Credit Wind River Ltd., Series 2018-1A-D (Secured Overnight Financing Rate 3 Month + 3.16%)	8.56	% (a)	07/15/2030	3,815,666
2,500,000	THL Credit Wind River Ltd., Series 2018-2A-D (Secured Overnight Financing Rate 3 Month + 3.26%)	8.66	% (a)	07/15/2030	2,334,904
10,000,000	Trimaran CAVU LLC, Series 2021-3A-D (Secured Overnight Financing Rate 3 Month + 4.04%, 3.78% Floor)	9.44	% (a)	01/18/2035	9,805,279
1,000,000	Upland Ltd., Series 2016-1A-CR (Secured Overnight Financing Rate 3 Month + 3.16%)	8.58	% (a)	04/20/2031	979,464
3,000,000	Voya Ltd., Series 2014-1A-CR2 (Secured Overnight Financing Rate 3 Month + 3.06%)	8.46	% (a)	04/18/2031	2,861,443
3,000,000	Voya Ltd., Series 2017-3A-CR (Secured Overnight Financing Rate 3 Month + 3.41%)	8.83	% (a)	04/20/2034	2,918,057
4,000,000	Voya Ltd., Series 2018-2A-D (Secured Overnight Financing Rate 3 Month + 3.01%, 2.75% Floor)	8.41	% (a)	07/15/2031	3,908,916
4,993,616	Wellfleet Ltd., Series 2019-XA-A1R (Secured Overnight Financing Rate 3 Month + 1.43%)	6.85	% (a)	07/20/2032	4,980,106

Total Collateralized Loan Obligations (Cost $271,260,494)					262,975,839

Foreign Corporate Bonds - 5.5%
263,000	1375209 B.C. Ltd.	9.00	% (a)	01/30/2028	256,650
1,919,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	1,573,617
1,500,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	1,166,639
1,331,250	Adani International Container Terminal Private Ltd.	3.00	% (a)	02/16/2031	1,092,771
2,840,000	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	2,331,246
1,000,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	891,555
214,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	192,459
1,700,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	1,491,738
700,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	534,786
1,400,000	Adani Ports & Special Economic Zone Ltd.	3.83%		02/02/2032	1,086,599
1,000,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	918,335
1,169,650	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	943,989
3,200,000	AES Andres B.V.	5.70	% (a)	05/04/2028	2,917,312
2,350,000	Agrosuper S.A.	4.60%		01/20/2032	2,023,366
1,031,248	AI Candelaria Spain S.A.	7.50%		12/15/2028	978,335
1,650,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	1,281,126
3,200,000	AI Candelaria Spain S.A.	5.75	% (a)	06/15/2033	2,484,608
1,345,000	Air Canada	3.88	% (a)	08/15/2026	1,285,847
800,000	Altice Financing S.A.	5.00	% (a)	01/15/2028	725,809
1,305,000	Altice France Holding S.A.	6.00	% (a)	02/15/2028	627,972
1,660,000	Altice France Holding S.A.	5.50	% (a)	10/15/2029	1,303,738
200,000	AngloGold Ashanti Ltd.	3.75%		10/01/2030	174,034
340,000	ARD Finance S.A. (7.25% PIK)	6.50	% (a)	06/30/2027	159,217

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,322,000	Australia & New Zealand Banking Group Ltd. (5 Year CMT Rate + 1.70%) (5 Year CMT Rate + 1.70%)	2.57	% (a)	11/25/2035	5,105,723
1,093,425	Avation Capital S.A. (9.00% PIK)	8.25	% (a)	10/31/2026	927,913
7,545,000	Avolon Holdings Funding Ltd.	3.25	% (a)	02/15/2027	6,983,994
2,400,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(g)	04/22/2031	1,719,000
500,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	457,745
3,240,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	3,084,688
500,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13	% (a)	07/01/2030	476,032
1,400,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38%		01/28/2031	1,312,946
250,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	7.05%		04/03/2027	243,289
1,600,000	Banco Industrial S.A. (5 Year CMT Rate + 4.44%)	4.88%		01/29/2031	1,507,289
1,679,000	Banco Internacional del Peru S.A.A. Interbank (3 Month LIBOR USD + 5.76%)	6.63	% (n)	03/19/2029	1,672,603
4,555,000	Banco Internacional del Peru S.A.A. Interbank (5 Year CMT Rate + 3.71%)	4.00%		07/08/2030	4,365,421
3,700,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (g)	01/10/2028	3,559,887
2,521,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(g)	06/27/2029	2,381,746
300,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (g)	06/27/2029	283,429
700,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand (5 Year CMT Rate + 3.00%)	7.53%		10/01/2028	733,109
4,400,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	4,082,034
500,000	Banistmo S.A.	4.25%		07/31/2027	454,278
3,500,000	Bank Hapoalim B.M.	3.26	% (a)(h)	01/21/2032	3,042,515
2,100,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	% (a)	01/29/2031	1,903,545
7,656,000	Bank of Montreal (5 Year Swap Rate USD + 1.43%)	3.80%		12/15/2032	7,050,580
10,440,000	Bank of Nova Scotia (5 Year CMT Rate + 2.05%)	4.59%		05/04/2037	9,347,426
4,000,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	3,627,380
2,200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%		09/13/2034	2,078,652
10,125,000	BHP Billiton Finance USA Ltd.	5.25%		09/08/2030	10,495,475
10,480,000	BNP Paribas S.A. (Secured Overnight Financing Rate + 1.51%)	3.05	% (a)	01/13/2031	9,217,518
1,049,000	Bombardier, Inc.	7.88	% (a)	04/15/2027	1,050,176
1,040,000	Bombardier, Inc.	8.75	% (a)	11/15/2030	1,108,591
5,265,000	BPCE S.A.	1.00	% (a)	01/20/2026	4,848,288
1,400,000	Braskem Idesa SAPI	6.99%		02/20/2032	820,870
300,000	Braskem Netherlands Finance B.V.	7.25%		02/13/2033	252,946
2,500,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	2,152,350
1,600,000	BRF S.A.	4.88%		01/24/2030	1,409,182
2,800,000	C&W Senior Financing	6.88%		09/15/2027	2,611,532
1,900,000	Canacol Energy Ltd.	5.75%		11/24/2028	1,387,450
2,900,000	CAP S.A.	3.90%		04/27/2031	2,259,100
2,100,000	CAP S.A.	3.90	% (a)	04/27/2031	1,635,900
4,170,000	CCL Industries, Inc.	3.05	% (a)	06/01/2030	3,655,863
300,000	CEMEX S.A.B. de C.V. (5 Year CMT Rate + 5.16%)	9.13	% (a)(g)	03/14/2028	319,875
4,900,000	CEMEX, S.A.B de C.V. (5 Year CMT Rate + 4.53%)	5.13	% (g)	06/08/2026	4,650,988
5,000,000	Chile Electricity PEC S.p.A.	0.00	% (a)	01/25/2028	3,997,336
4,325,000	CI Financial Corporation	4.10%		06/15/2051	2,543,454

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,185,000	Commonwealth Bank of Australia	4.32	% (a)	01/10/2048	4,137,006
2,100,000	Compania de Minas Buenaventura S.A.A.	5.50%		07/23/2026	2,006,638
1,400,000	Cosan Luxembourg S.A.	7.50	% (a)	06/27/2030	1,463,244
3,381,000	Cosan Overseas Ltd.	8.25	% (g)	02/05/2024	3,371,746
5,400,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (d)(g)	11/29/2027	99,900
2,200,000	CSN Resources S.A.	5.88%		04/08/2032	1,915,461
3,000,000	CT Trust	5.13%		02/03/2032	2,625,171
2,700,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	2,504,493
223,030	Digicel Group Holdings Ltd.	0.00	% (a)(c)	12/31/2030	204,375
710,927	Digicel Group Holdings Ltd.	0.00	% (a)(c)	12/31/2030	59,427
1,788,649	Digicel Group Holdings Ltd.	0.00	% (a)(c)	12/31/2030	—
39,449	Digicel Group Holdings Ltd.	0.00	% (a)(c)	12/31/2030	35,047
400,000	eG Global Finance PLC	12.00	% (a)	11/30/2028	426,334
5,080,000	Element Fleet Management Corporation	6.32	% (a)	12/04/2028	5,252,851
1,887,480	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	1,790,662
5,000,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	4,266,908
2,000,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	1,638,059
819,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	781,632
400,000	Freeport Indonesia PT	5.32%		04/14/2032	393,232
1,000,000	Freeport Indonesia PT	5.32	% (a)	04/14/2032	983,080
600,000	Freeport Indonesia PT	6.20%		04/14/2052	596,250
750,000	Freeport-McMoRan, Inc.	4.38%		08/01/2028	720,873
300,000	Freeport-McMoRan, Inc.	5.25%		09/01/2029	303,548
2,200,000	Freeport-McMoRan, Inc.	4.63%		08/01/2030	2,153,133
1,031,000	Frigorifico Concepcion S.A.	7.70%		07/21/2028	873,798
424,720	Galaxy Pipeline Assets Bidco Ltd.	2.16	% (a)	03/31/2034	369,456
500,000	Galaxy Pipeline Assets Bidco Ltd.	2.63%		03/31/2036	414,439
1,295,000	Garda World Security Corporation	4.63	% (a)	02/15/2027	1,249,435
930,000	Garda World Security Corporation	6.00	% (a)	06/01/2029	834,631
1,000,000	Geopark Ltd.	5.50%		01/17/2027	886,343
640,000	GFL Environmental, Inc.	6.75	% (a)	01/15/2031	660,180
5,018,000	Glencore Funding LLC	1.63	% (a)	04/27/2026	4,653,850
1,913,912	Global Aircraft Leasing Company (7.25% PIK)	6.50	% (a)	09/15/2024	1,801,307
1,700,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25	% (n)	04/16/2029	1,523,574
200,000	Gold Fields Orogen Holdings BVI Ltd.	5.13%		05/15/2024	198,907
5,067,000	Gran Tierra Energy, Inc.	9.50	% (a)	10/15/2029	4,453,564
1,485,000	Grifols Escrow Issuer S.A.	4.75	% (a)	10/15/2028	1,348,387
2,227,654	Guara Norte SARL	5.20%		06/15/2034	2,031,850
10,805,000	HSBC Holdings PLC (Secured Overnight Financing Rate 3 Month + 1.64%)	7.01%		09/12/2026	10,909,003
237,000	Indonesia Asahan Aluminium Persero PT	5.45%		05/15/2030	239,368
1,300,000	Industrias Penoles SAB de CV	4.15%		09/12/2029	1,214,898
1,900,000	Inkia Energy Ltd.	5.88%		11/09/2027	1,816,982
885,000	Intelsat Jackson Holdings S.A.	6.50	% (a)	03/15/2030	845,267
300,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	274,478
689,863	Interoceanica Finance Ltd.	0.00%		11/30/2025	645,021
1,192,690	Invepar Holdings	0.00	% (c)(d)	12/30/2028	—

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,100,000	Inversiones La Construccion S.A.	4.75%		02/07/2032	1,775,826
2,300,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63	% (g)	02/27/2025	2,024,975
800,000	JBS USA Luxembourg S.A.	3.00%		02/02/2029	704,380
1,000,000	JBS USA Luxembourg S.A.	3.75%		12/01/2031	862,548
1,046,500	JSW Hydro Energy Ltd.	4.13	% (a)	05/18/2031	912,951
161,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	140,454
1,500,000	JSW Steel Ltd.	5.05%		04/05/2032	1,293,468
300,000	Kallpa Generacion S.A.	4.13%		08/16/2027	287,006
865,000	Kronos Acquisition Holdings, Inc.	5.00	% (a)	12/31/2026	844,166
9,630,000	Lloyds Banking Group PLC (3 Month LIBOR USD + 1.21%)	3.57	% (n)	11/07/2028	9,058,096
5,793,120	LLPL Capital Pte Ltd.	6.88	% (a)	02/04/2039	5,591,113
14,045,000	Macquarie Group Ltd. (Secured Overnight Financing Rate + 1.53%)	2.87	% (a)	01/14/2033	11,560,758
4,000,000	MARB BondCo PLC	3.95%		01/29/2031	3,251,696
1,340,000	Mattamy Group Corporation	4.63	% (a)	03/01/2030	1,243,279
862,156	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	676,741
500,000	MEGlobal Canada ULC	5.00%		05/18/2025	494,975
1,200,000	Mercury Chile Holdco LLC	6.50	% (a)	01/24/2027	1,119,349
2,550,000	Mexarrend SAPI de C.V.	10.25	% (a)(d)	07/24/2024	568,012
1,390,664	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	1,356,383
810,000	Millicom International Cellular S.A.	6.63%		10/15/2026	794,655
900,000	Millicom International Cellular S.A.	5.13%		01/15/2028	839,241
1,800,000	Millicom International Cellular S.A.	6.25%		03/25/2029	1,707,778
7,000,000	Minejesa Capital B.V.	5.63%		08/10/2037	6,150,480
3,200,000	Minerva Luxembourg S.A.	4.38%		03/18/2031	2,641,455
1,100,000	Minerva Luxembourg S.A.	8.88	% (a)	09/13/2033	1,164,948
800,000	Minerva Luxembourg S.A.	8.88%		09/13/2033	847,235
1,198,977	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	1,116,521
972,000	Multibank, Inc.	7.75	% (a)	02/03/2028	972,817
3,129,483	MV24 Capital B.V.	6.75%		06/01/2034	2,931,747
7,315,000	National Australia Bank Ltd.	2.99	% (a)	05/21/2031	6,126,080
5,730,000	NatWest Markets PLC	0.80	% (a)	08/12/2024	5,563,651
600,000	NBM US Holdings, Inc.	7.00%		05/14/2026	607,244
4,785,000	NBN Company Ltd.	1.45	% (a)	05/05/2026	4,416,134
500,000	Network i2i Ltd. (5 Year CMT Rate + 3.39%)	3.98	% (g)	03/03/2026	466,250
650,000	Network i2i Ltd. (5 Year CMT Rate + 4.27%)	5.65	% (g)	01/15/2025	643,780
800,000	Nexa Resources S.A.	5.38%		05/04/2027	781,506
5,300,000	NXP B.V.	3.88%		06/18/2026	5,165,671
1,265,000	Ontario Gaming GTA LP	8.00	% (a)	08/01/2030	1,305,442
1,028,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	969,877
4,000,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	3,764,169
500,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	470,521
1,300,000	Parkland Corporation	4.50	% (a)	10/01/2029	1,193,127
950,000	Parkland Corporation	4.63	% (a)	05/01/2030	875,040
1,030,000	Primo Water Holdings, Inc.	4.38	% (a)	04/30/2029	950,224
11,350,000	Renesas Electronics Corporation	2.17	% (a)	11/25/2026	10,364,892

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
450,000	Rumo Luxembourg SARL	4.20%		01/18/2032	383,544
1,876,333	Rutas 2 and 7 Finance Ltd.	0.00%		09/30/2036	1,249,122
400,000	Sasol Financing USA LLC	4.38%		09/18/2026	372,958
3,900,000	Sasol Financing USA LLC	5.50%		03/18/2031	3,289,100
1,010,000	Seaspan Corporation	5.50	% (a)	08/01/2029	845,824
1,100,000	Simpar Europe S.A.	5.20%		01/26/2031	954,057
1,455,000	Superior Plus LP	4.50	% (a)	03/15/2029	1,350,502
350,000	Sydney Airport Finance Company Pty Ltd.	3.63	% (a)	04/28/2026	339,089
130,000	Telesat LLC	4.88	% (a)	06/01/2027	76,949
349,000	Telesat LLC	6.50	% (a)	10/15/2027	164,886
1,000,000	Titan Acquisition Ltd.	7.75	% (a)	04/15/2026	1,007,275
800,000	TK Elevator US Newco, Inc.	5.25	% (a)	07/15/2027	786,430
10,040,000	Toronto-Dominion Bank	4.69%		09/15/2027	10,045,379
500,000	Transelec S.A.	3.88%		01/12/2029	467,913
2,095,000	Triton Container International Ltd.	1.15	% (a)	06/07/2024	2,044,629
3,986,000	Triton Container International Ltd.	3.25%		03/15/2032	3,198,488
6,716,000	TSMC Global Ltd.	1.25	% (a)	04/23/2026	6,203,572
880,425	UEP Penonome S.A.	6.50%		10/01/2038	671,607
4,490,168	UEP Penonome S.A.	6.50	% (a)	10/01/2038	3,425,196
9,700,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (d)(g)	01/29/2025	49,470
400,000	Unigel Luxembourg S.A.	8.75	% (d)	10/01/2026	110,004
1,500,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.23%)	2.00%		10/14/2031	1,367,270
3,100,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	2,862,225
300,000	UPL Corporation Ltd.	4.50%		03/08/2028	266,088
3,350,000	UPL Corporation Ltd.	4.63%		06/16/2030	2,803,382
5,100,000	Vedanta Resources Finance PLC	9.25	% (a)	04/23/2026	3,132,767
3,100,000	Vedanta Resources Ltd.	6.13%		08/09/2024	2,064,302
1,500,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	751,568
1,202,000	VTR Finance NV	6.38%		07/15/2028	314,697
6,680,000	Weir Group PLC	2.20	% (a)	05/13/2026	6,213,743
6,295,000	Westpac Banking Corporation (5 Year CMT Rate + 1.53%)	3.02%		11/18/2036	5,123,935

Total Foreign Corporate Bonds (Cost $444,732,978)					390,766,306

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.0%
3,800,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	% (g)	04/15/2024	3,717,274
4,700,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	4,016,045
1,128,062	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	808,266
6,200,000	Chile Government International Bond	3.10%		01/22/2061	4,180,095
11,150,000	Colombia Government International Bond	4.13%		05/15/2051	7,447,525
1,700,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25	% (n)	07/15/2029	1,685,797
9,000,000	Ecopetrol S.A.	5.88%		11/02/2051	6,819,615
2,500,000	EIG Pearl Holdings SARL	3.55%		08/31/2036	2,183,495
2,198,986	Lima Metro Finance Ltd.	5.88%		07/05/2034	2,177,991
14,730,000	Mexico Government International Bond	3.75%		01/11/2028	14,229,672
2,800,000	Mexico Government International Bond	4.40%		02/12/2052	2,224,710
7,000,000	Mexico Government International Bond	6.34%		05/04/2053	7,143,641

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	Oleoducto Central S.A.	4.00%		07/14/2027	465,112
200,000	Panama Government International Bond	2.25%		09/29/2032	146,320
200,000	Panama Government International Bond	4.30%		04/29/2053	134,467
1,700,000	Panama Government International Bond	4.50%		04/01/2056	1,145,954
5,800,000	Panama Government International Bond	3.87%		07/23/2060	3,488,276
200,000	Petrobras Global Finance B.V.	6.75%		06/03/2050	196,000
2,691,000	Petroleos del Peru S.A.	4.75%		06/19/2032	1,934,017
1,200,000	Petroleos del Peru S.A.	5.63%		06/19/2047	740,370
1,500,000	Petroleos Mexicanos	6.75%		09/21/2047	983,364
1,000,000	Philippine Government International Bond	2.95%		05/05/2045	753,052
2,800,000	Republic of South Africa Government Bond	4.30%		10/12/2028	2,625,168
5,000,000	Saudi Government International Bond	3.45%		02/02/2061	3,527,780

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $85,241,475)					72,774,006

Municipal Bonds - 0.1%
4,430,000	State of California	7.55%		04/01/2039	5,604,279

Total Municipal Bonds (Cost $6,178,545)					5,604,279

Non-Agency Commercial Mortgage Backed Obligations - 5.1%
22,775,500	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XB	0.75	% (a)(h)(i)	06/15/2054	1,074,594
2,638,666	BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ-C	3.61	% (a)(h)	08/14/2034	1,072,554
5,515,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2015-UBS7-C	4.34	% (h)	09/15/2048	4,150,016
4,089,477	BANK, Series 2017-BNK8-XA	0.71	% (h)(i)	11/15/2050	90,259
1,005,000	BANK, Series 2020-BN28-AS	2.14%		03/15/2063	809,647
1,910,000	BANK, Series 2021-BN32-A4	2.35%		04/15/2054	1,627,279
4,009,000	BANK, Series 2021-BN35-A5	2.29%		06/15/2064	3,329,881
3,109,000	BANK, Series 2021-BN37-C	3.11	% (h)	11/15/2064	2,098,212
11,034,000	BANK, Series 2022-BNK39-AS	3.18%		02/15/2055	9,114,427
2,682,000	BANK, Series 2022-BNK39-E	2.50	% (a)	02/15/2055	1,328,870
4,526,000	BBCMS Mortgage Trust, Series 2021-C12-A5	2.69%		11/15/2054	3,853,353
5,364,000	BBCMS Mortgage Trust, Series 2022-C14-A5	2.95	% (h)	02/15/2055	4,629,476
5,785,000	BBCMS Mortgage Trust, Series 2022-C16-A5	4.60	% (h)	06/15/2055	5,633,742
4,598,000	Benchmark Mortgage Trust, Series 2020-B18-AGNF	4.14	% (a)	07/15/2053	4,076,601
4,549,000	Benchmark Mortgage Trust, Series 2020-B19-AS	2.15%		09/15/2053	3,406,868
1,091,000	Benchmark Mortgage Trust, Series 2020-B19-C	3.21%		09/15/2053	678,766
89,541,513	Benchmark Mortgage Trust, Series 2021-B28-XA	1.27	% (h)(i)	08/15/2054	5,902,603
10,350,000	Benchmark Mortgage Trust, Series 2022-B32-AS	3.41	% (h)	01/15/2055	8,260,421
11,798,000	BX Trust, Series 2019-OC11-E	3.94	% (a)(h)	12/09/2041	10,028,449
4,955,000	CD Commercial Mortgage Trust, Series 2017-CD4-C	4.35	% (h)	05/10/2050	3,660,745
2,069,742	CFCRE Commercial Mortgage Trust, Series 2016-C6-A2	2.95%		11/10/2049	1,960,940
3,267,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-B	4.20	% (h)	06/15/2050	2,844,330
1,898,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(h)	02/10/2048	1,592,312
3,094,804	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.30	% (h)(i)	02/10/2048	28,058
4,470,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (a)	02/10/2049	1,787,396
35,813,923	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.65	% (h)(i)	04/15/2049	839,654
38,344,263	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.89	% (h)(i)	07/10/2049	1,339,795

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
65,813,115	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.38	% (h)(i)	10/10/2049	1,844,051
13,720,000	Citigroup Commercial Mortgage Trust, Series 2017-C4-B	4.10	% (h)	10/12/2050	12,106,125
4,534,000	Citigroup Commercial Mortgage Trust, Series 2019-GC41-B	3.20%		08/10/2056	3,637,071
8,478,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.50	% (a)(h)	12/10/2041	6,230,896
7,003,000	Citigroup Commercial Mortgage Trust, Series 2020-555-G	3.50	% (a)(h)	12/10/2041	4,688,062
10,383,000	Citigroup Commercial Mortgage Trust, Series 2022-GC48-A5	4.58	% (h)	05/15/2054	10,141,120
114,397	Commercial Mortgage Pass-Through Trust, Series 2012-CR3-XA	0.88	% (h)(i)	10/15/2045	6
1,815,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR16-B	4.58%		04/10/2047	1,711,521
3,325,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-B	4.52	% (h)	08/10/2048	3,160,064
49,300,902	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XA	0.89	% (h)(i)	10/10/2048	536,108
4,310,000	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-C	4.32	% (h)	07/10/2048	3,808,199
41,976,467	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-XA	0.92	% (h)(i)	02/10/2049	599,625
3,461,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	4.92	% (a)(h)	01/15/2049	2,218,018
35,282,711	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.86	% (h)(i)	01/15/2049	1,094,759
6,000,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	4.90	% (h)	11/15/2051	4,790,989
400,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-B	4.61	% (h)	08/15/2051	353,809
9,269,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	7,782,393
62,413,204	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.10	% (h)(i)	03/15/2053	3,127,120
6,269,000	CSMC Trust, Series 2020-NET-C	3.53	% (a)	08/15/2037	5,678,646
7,968,667	CSWF Trust, Series 2021-B33-B	3.64	% (a)(h)	10/10/2043	5,792,148
3,731,000	CSWF Trust, Series 2021-B33-C	3.64	% (a)(h)	10/10/2043	2,541,053
4,475,000	DBJPM Mortgage Trust, Series 2016-C1-C	3.32	% (h)	05/10/2049	3,803,795
51,046,961	DBJPM Mortgage Trust, Series 2016-C1-XA	1.37	% (h)(i)	05/10/2049	1,120,792
900,000	DBJPM Mortgage Trust, Series 2020-C9-A3	1.88%		08/15/2053	759,046
4,550,000	DOLP Trust, Series 2021-NYC-D	3.70	% (a)(h)	05/10/2041	3,080,157
5,000,000	DOLP Trust, Series 2021-NYC-E	3.70	% (a)(h)	05/10/2041	3,169,397
2,588,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-C (Secured Overnight Financing Rate 1 Month + 1.55%, 1.50% Floor)	6.91	% (a)	07/15/2035	1,515,891
312,767	GS Mortgage Securities Trust, Series 2011-GC5-XA	0.00	% (a)(h)(i)	08/10/2044	1
6,484,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.60	% (a)(h)	11/10/2047	4,640,258
2,635,000	GS Mortgage Securities Trust, Series 2015-GC32-B	4.39	% (h)	07/10/2048	2,477,620
91,093,417	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.75	% (h)(i)	11/10/2048	1,025,156
1,825,000	GS Mortgage Securities Trust, Series 2016-GS2-C	4.70	% (h)	05/10/2049	1,667,500
43,942,098	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.73	% (h)(i)	05/10/2049	1,294,143
1,070,000	GS Mortgage Securities Trust, Series 2019-GC42-A3	2.75%		09/10/2052	951,693
48,172,833	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-XA	0.88	% (h)(i)	01/15/2049	654,293
7,958,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP-E	3.86	% (a)(h)	12/05/2038	4,907,270
18,740,682	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.48	% (h)(i)	02/15/2047	710
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.48	% (h)	09/15/2047	2,584,094
8,204,658	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	3.98	% (a)(h)	09/15/2047	7,091,077
39,342,852	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.80	% (h)(i)	11/15/2047	146,910
1,684,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-B	3.90%		02/15/2048	1,552,551
12,131,110	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.80	% (a)(h)	02/15/2048	7,497,895
4,987,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.19	% (h)	05/15/2048	4,491,167

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
46,069,489	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.42	% (h)(i)	07/15/2048	236,410
34,954,938	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.81	% (h)(i)	08/15/2048	360,536
1,000,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4-C	4.94	% (h)	03/10/2052	764,949
7,675,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-AS	3.48%		06/15/2049	7,054,824
44,259,010	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.48	% (h)(i)	06/15/2049	1,119,996
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.61	% (a)(h)	03/10/2049	4,504,872
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.47	% (h)	10/15/2047	2,860,324
25,684,196	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.23	% (h)(i)	02/15/2048	156,301
75,089,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-XB	0.13	% (a)(h)(i)	07/15/2050	182,233
43,291,858	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30-XA	1.34	% (h)(i)	09/15/2049	1,118,207
6,364,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-B	4.11%		05/15/2050	5,706,867
5,238,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-D	2.70	% (a)	11/15/2052	3,225,825
23,746,897	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.44	% (h)(i)	08/15/2049	695,390
2,108,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (Prime Rate)	8.50	% (a)	06/15/2035	879,653
2,300,000	NJ Trust, Series 2023-GSP-A	6.70	% (a)(h)	01/06/2029	2,372,993
1,789,000	SG Commercial Mortgage Securities Trust, Series 2016-C5-B	3.93%		10/10/2048	1,561,214
42,813,829	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	1.86	% (h)(i)	10/10/2048	1,339,610
10,336,000	SLG Office Trust, Series 2021-OVA-E	2.85	% (a)	07/15/2041	7,838,380
9,660,000	SLG Office Trust, Series 2021-OVA-F	2.85	% (a)	07/15/2041	6,881,745
8,911,000	UBS Commercial Mortgage Trust, Series 2017-C1-B	4.04%		06/15/2050	7,801,028
2,491,000	UBS Commercial Mortgage Trust, Series 2017-C6-B	4.15	% (h)	12/15/2050	2,109,084
1,450,000	UBS Commercial Mortgage Trust, Series 2017-C7-B	4.29	% (h)	12/15/2050	1,297,779
6,958,000	UBS Commercial Mortgage Trust, Series 2017-C7-C	4.59	% (h)	12/15/2050	5,866,155
559,000	UBS Commercial Mortgage Trust, Series 2018-C10-C	5.05	% (h)	05/15/2051	456,640
7,293,000	UBS Commercial Mortgage Trust, Series 2018-C11-C	4.88	% (h)	06/15/2051	5,430,320
2,896,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	5.04	% (h)	08/15/2051	2,357,777
1,503,790	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-B	3.65	% (a)(h)	03/10/2046	1,341,942
7,795,924	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	3.75	% (a)(h)	03/10/2046	6,097,873
1,374,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-D	3.75	% (a)(h)	03/10/2046	872,751
10,340	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.29	% (h)(i)	11/15/2048	161
4,891,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.59	% (h)	11/15/2048	4,326,062
35,996,835	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.06	% (h)(i)	05/15/2048	272,464
49,431,935	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	0.92	% (h)(i)	12/15/2048	697,658
7,687,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C35-B	3.44%		07/15/2048	6,631,754
57,650,092	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.59	% (h)(i)	11/15/2049	1,706,293
2,638,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C45-C	4.73%		06/15/2051	2,329,162
7,228,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C46-C	4.97	% (h)	08/15/2051	5,761,597
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	4.92	% (h)	09/15/2061	4,240,949

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,546,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-C	5.13	% (h)	01/15/2052	5,413,545
20,370,676	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-XA	1.24	% (h)(i)	03/15/2052	960,543
10,776,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-C	4.35%		05/15/2052	8,839,699
2,705,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-B	3.14%		02/15/2053	2,124,788
1,018,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-A3	1.81%		07/15/2053	851,366
5,510,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-B	2.70%		07/15/2053	4,098,661
118,249,858	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.52	% (h)(i)	04/15/2054	8,904,096
2,436,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C61-C	3.31%		11/15/2054	1,654,387
52,743,019	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	0.98	% (h)(i)	08/15/2047	253,773
39,007,848	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	0.76	% (h)(i)	09/15/2057	114,266

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $511,727,248)					363,165,349

Non-Agency Residential Collateralized Mortgage Obligations - 11.0%
6,128,095	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	5.68	% (h)	03/25/2037	3,994,002
19,276	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.80	% (a)(h)	11/25/2037	18,947
662,937	AJAX Mortgage Loan Trust, Series 2020-D-A	2.25	% (a)(j)	06/25/2060	654,246
2,375,635	AlphaFlow Transitional Mortgage Trust, Series 2021-WL1-A1	3.28	% (a)(j)	01/25/2026	2,292,002
3,100,000	AMSR Trust, Series 2019-SFR1-E	3.47	% (a)	01/19/2039	2,842,880
10,000,000	AMSR Trust, Series 2021-SFR1-F	3.60	% (a)	06/17/2038	8,332,098
3,000,000	AMSR Trust, Series 2021-SFR2-E1	2.48	% (a)	08/17/2038	2,685,401
2,500,000	AMSR Trust, Series 2021-SFR2-E2	2.58	% (a)	08/17/2038	2,227,627
4,500,000	AMSR Trust, Series 2021-SFR2-F1	3.28	% (a)	08/17/2038	4,029,612
2,000,000	AMSR Trust, Series 2021-SFR2-F2	3.67	% (a)	08/17/2038	1,793,847
8,900,000	AMSR Trust, Series 2023-SFR2-A	3.95	% (a)	06/17/2040	8,390,233
10,948,268	Argent Securities Trust, Series 2006-M1-A2C (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.77%		07/25/2036	2,764,581
13,941,150	Argent Securities Trust, Series 2006-M1-A2D (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor)	5.95%		07/25/2036	3,520,113
130,737	Banc of America Funding Trust, Series 2005-G-A3	2.28	% (h)	10/20/2035	87,630
54,731	Banc of America Funding Trust, Series 2006-2-6A2	5.50%		03/25/2036	52,826
83,348	Banc of America Funding Trust, Series 2006-6-1A2	6.25%		08/25/2036	70,552
255,338	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	108,913
9,100,000	CAFL Issuer LLC, Series 2021-RTL1-A1	2.24	% (a)(j)	03/28/2029	8,602,083
5,574,600	Carrington Mortgage Loan Trust, Series 2006-NC5-A3 (Secured Overnight Financing Rate 1 Month + 0.26%, 0.15% Floor, 14.50% Cap)	5.62%		01/25/2037	4,798,530
1,229,601	Chase Mortgage Finance Trust, Series 2007-A2-6A4	4.74	% (h)	07/25/2037	1,084,980
785,749	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	8
148,998	CHL Mortgage Pass-Through Trust, Series 2005-28-A7	5.25%		01/25/2036	81,394
406,256	CHL Mortgage Pass-Through Trust, Series 2007-10-A5	6.00%		07/25/2037	191,804
166,856	CHL Mortgage Pass-Through Trust, Series 2007-15-1A16	6.25%		09/25/2037	104,383
420,593	CHL Mortgage Pass-Through Trust, Series 2007-3-A17	6.00%		04/25/2037	207,387
6,953,000	CIM Trust, Series 2020-R2-M2	3.00	% (a)(h)	10/25/2059	5,280,540
21,731	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	20,608
3,952,980	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A1A (Secured Overnight Financing Rate 1 Month + 0.18%, 0.07% Floor)	5.54%		01/25/2037	1,739,245
24,984,475	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (a)	10/25/2058	20,694,266
44,528,953	Citigroup Mortgage Loan Trust, Series 2021-RP2-A1	1.75	% (a)(h)	03/25/2065	39,561,419

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,674,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M1	3.25	% (a)(h)	03/25/2065	4,836,927
4,752,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M2	3.40	% (a)(h)	03/25/2065	3,757,654
4,413,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M3	3.40	% (a)(h)	03/25/2065	3,353,347
12,952,606	Citigroup Mortgage Loan Trust, Series 2021-RP2-PT1	5.93	% (a)(h)	03/25/2065	10,324,743
54,783	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	47,642
33,642	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	27,893
226,486	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	199,666
6,850,832	CitiMortgage Alternative Loan Trust, Series 2007-A2-1A5	6.00%		02/25/2037	6,118,550
3,261,421	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	2,844,286
1,000,000	CoreVest American Finance Trust, Series 2020-4-E	3.38	% (a)	12/15/2052	763,655
61,853	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	49,880
122,344	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	53,212
11,890,521	Countrywide Alternative Loan Trust, Series 2005-37T1-A5 (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 5.50% Cap)	5.50%		09/25/2035	7,202,903
446,772	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	320,559
7,000,086	Countrywide Alternative Loan Trust, Series 2005-49CB-A2	5.50%		11/25/2035	4,678,871
66,219	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor, 5.50% Cap)	5.50%		10/25/2035	40,898
251,325	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	135,063
5,953,683	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	3,172,242
938,271	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	447,166
5,941,069	Countrywide Alternative Loan Trust, Series 2007-12T1-A3	6.00%		06/25/2037	2,831,424
1,011,658	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 7.00% Cap)	5.92%		08/25/2037	364,786
292,951	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x Secured Overnight Financing Rate 1 Month + 53.63%, 54.58% Cap)	9.00	% (k)	08/25/2037	443,953
54,249	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x Secured Overnight Financing Rate 1 Month + 29.37%, 29.90% Cap)	4.74	% (k)	08/25/2037	53,085
250,256	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	160,523
1,333,789	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 7.00% Cap)	5.97%		09/25/2037	535,761
1,310,221	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x Secured Overnight Financing Rate 1 Month + 6.39%, 6.50% Cap)	1.03	% (i)(k)	09/25/2037	198,055
693,018	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	65,915
5,717,451	Countrywide Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	3,105,639
4,546,332	Countrywide Alternative Loan Trust, Series 2007-OA8-2A1 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.83%		06/25/2047	3,462,186
51,843	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	38,351
577,890	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	461,674
3,019,503	Credit Suisse Mortgage Capital Certificates, Series 2009-3R-19A2	6.00	% (a)	01/27/2038	1,395,355
6,759,801	Credit-Based Asset Servicing and Securitization LLC, Series 2007-RP1-A (Secured Overnight Financing Rate 1 Month + 0.42%, 0.31% Floor)	5.75	% (a)	05/25/2046	5,723,996
2,364,895	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	939,940
19,564	CSMC Mortgage-Backed Trust, Series 2006-4-7A1	5.50%		09/25/2056	10,901

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
61,763	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2057	10,416
9,365	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	7,106
647,388	CSMC Trust, Series 2010-4R-3A17	6.00	% (a)(c)(h)	06/26/2037	586,687
29,678,287	CSMC Trust, Series 2020-RPL1-PT1	3.33	% (a)(h)	10/25/2069	24,433,175
9,035,400	CSMC Trust, Series 2020-RPL4-M1	2.50	% (a)	01/25/2060	6,756,911
2,522,265	CSMC Trust, Series 2021-JR1-A1	2.47	% (a)(h)	09/27/2066	2,496,746
6,717,103	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA1-A1 (Secured Overnight Financing Rate 1 Month + 0.26%, 0.15% Floor)	5.62%		02/25/2047	3,916,369
4,385,135	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	3,637,984
4,362,627	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR2-2A1	4.46	% (h)	10/25/2035	3,626,581
387,936	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x Secured Overnight Financing Rate 1 Month + 11.96%, 12.12% Cap)	4.46	% (a)(k)	04/15/2036	354,505
32,081	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x Secured Overnight Financing Rate 1 Month + 14.39%, 14.61% Cap)	4.15	% (a)(k)	04/15/2036	29,253
678,498	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x Secured Overnight Financing Rate 1 Month + 11.96%, 12.12% Cap)	4.46	% (a)(k)	04/15/2036	597,117
15,984,000	First Franklin Mortgage Loan Trust, Series 2006-FF15-A6 (Secured Overnight Financing Rate 1 Month + 0.42%, 0.31% Floor)	5.78%		11/25/2036	12,837,399
10,600,193	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	5.75%		03/25/2037	5,620,781
196,306	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	83,862
2,626,886	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A1	6.25%		02/25/2037	1,123,058
35,244	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50	% (h)	05/25/2035	23,147
16,440,000	FMC GMSR Issuer Trust, Series 2021-GT2-A	3.85	% (a)(h)	10/25/2026	14,263,191
6,944,000	GCAT Trust, Series 2021-NQM6-M1	3.41	% (a)(h)	08/25/2066	4,913,257
1,292,951	GMACM Mortgage Loan Trust, Series 2006-J1-A6	5.75%		04/25/2036	1,113,962
7,546,000	GS Mortgage-Backed Securities Trust, Series 2020-NQM1-M1	3.29	% (a)(h)	09/27/2060	6,555,766
5,590	GSAA Home Equity Trust, Series 2005-7-AF5	5.11	% (j)	05/25/2035	5,433
819,872	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	478,466
948,526	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	402,860
1,459,599	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	1,154,144
22,702,102	GSR Mortgage Loan Trust, Series 2006-OA1-1A1 (Secured Overnight Financing Rate 1 Month + 0.55%, 0.44% Floor)	5.91%		08/25/2046	5,343,523
65,168	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	150,658
10,569,432	Harborview Mortgage Loan Trust, Series 2005-7-2A1 (Secured Overnight Financing Rate 1 Month + 0.68%, 0.57% Floor, 11.00% Cap)	6.04%		06/19/2045	6,419,743
2,512,125	Home Partners of America Trust, Series 2021-1-D	2.48	% (a)	09/17/2041	2,069,365
1,154,726	Home Partners of America Trust, Series 2021-1-E	2.58	% (a)	09/17/2041	915,595
1,299,493	Home Partners of America Trust, Series 2021-1-F	3.33	% (a)	09/17/2041	999,809
5,250,000	Homeward Opportunities Fund Trust, Series 2020-2-M1	3.90	% (a)(h)	05/25/2065	4,908,124
22,365,234	HSI Asset Securitization Corporation Trust, Series 2006-HE1-1A1 (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	5.75%		10/25/2036	7,364,728
9,620,775	HSI Asset Securitization Corporation Trust, Series 2007-NC1-A3 (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.83%		04/25/2037	5,994,336

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
23,087,734	Impac Secured Assets Trust, Series 2006-5-1A1C (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor, 11.50% Cap)	6.01%		02/25/2037	20,647,726
2,728,000	Imperial Fund Mortgage Trust, Series 2021-NQM4-M1	3.45	% (a)(h)	01/25/2057	1,978,386
1,401,577	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.83%		07/25/2047	955,447
1,393,778	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A24 (Secured Overnight Financing Rate 1 Month + 0.73%, 0.62% Floor)	6.09%		07/25/2047	1,023,048
2,809,567	JP Morgan Alternative Loan Trust, Series 2005-A2-1M1 (Secured Overnight Financing Rate 1 Month + 0.80%, 0.69% Floor, 11.50% Cap)	6.16%		01/25/2036	2,684,964
40,677	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.69	% (j)	05/25/2036	40,579
2,414,898	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.81	% (j)	08/25/2036	2,279,936
29,045	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.62	% (j)	08/25/2036	27,810
28,776	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	6.21	% (j)	12/25/2036	27,475
13,556,155	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2-A5 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.97%		07/25/2036	5,813,775
15,617,037	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC3-A4 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.77%		08/25/2036	10,961,209
12,950,771	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A5 (Secured Overnight Financing Rate 1 Month + 0.32%, 0.21% Floor)	5.68%		12/25/2036	6,969,841
2,067,210	JP Morgan Mortgage Trust, Series 2006-S1-2A9	6.50%		04/25/2036	2,062,010
160,711	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	78,543
22,624,368	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00	% (a)	06/25/2058	19,690,180
7,000,000	Legacy Mortgage Asset Trust, Series 2021-GS3-A2	3.25	% (a)(j)	07/25/2061	6,555,075
3,299,909	Lehman Mortgage Trust, Series 2005-9N-1A1 (Secured Overnight Financing Rate 1 Month + 0.38%, 0.27% Floor)	5.74%		02/25/2036	2,919,410
367,637	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	189,300
25,299	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x Secured Overnight Financing Rate 1 Month + 30.16%, 30.68% Cap)	5.52	% (k)	01/25/2037	25,136
506,304	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	144,219
3,133,410	Lehman Mortgage Trust, Series 2007-1-1A2 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.79%		02/25/2037	3,036,041
9,209,727	Lehman Mortgage Trust, Series 2007-15N-3A1 (Secured Overnight Financing Rate 1 Month + 0.36%, 0.25% Floor)	5.72%		08/25/2047	7,793,953
89,353	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	58,841
8,526,410	Lehman Mortgage Trust, Series 2007-3-2A3 (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor)	5.95%		03/25/2037	7,853,808
4,200,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	3.86	% (a)(h)	02/25/2026	4,019,628
34,429,412	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor)	5.85%		03/25/2046	12,406,900
13,423,502	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.83%		05/25/2046	4,064,211
15,502,267	Long Beach Mortgage Loan Trust, Series 2006-6-2A3 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.77%		07/25/2036	6,106,126
73,761	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	65,056
4,509,095	MASTR Alternative Loans Trust, Series 2006-1-A5	6.00%		02/25/2036	2,149,929
32,352	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	9,891
11,898,088	MASTR Asset Backed Securities Trust, Series 2005-NC2-A3 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.97%		11/25/2035	6,830,301
732,389	MASTR Asset Securitization Trust, Series 2006-2-1A11 (Secured Overnight Financing Rate 1 Month + 6.00%, 6.00% Floor)	6.00%		06/25/2036	449,029

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,646,428	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A8	6.00%		03/25/2037	606,774
8,500,982	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR4-A1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.97%		08/25/2037	7,294,621
5,407,902	Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1-A1 (Secured Overnight Financing Rate 1 Month + 0.36%, 0.25% Floor)	5.72%		03/25/2037	4,020,519
2,378,766	MFA Trust, Series 2021-NPL1-A1	2.36	% (a)(j)	03/25/2060	2,348,708
7,532,267	Morgan Stanley Capital Trust, Series 2006-HE5-A2C (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	5.75%		08/25/2036	3,899,922
19,538	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2033	14,516
428,756	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	392,507
1,631,222	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.21	% (h)	06/25/2036	910,632
25,806,994	Morgan Stanley Mortgage Loan Trust, Series 2007-2AX-2A2 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.79%		12/25/2036	9,142,143
7,741,351	Morgan Stanley Mortgage Loan Trust, Series 2007-7AX-2A1 (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.71%		04/25/2037	2,166,102
136,217	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75	% (a)(h)	05/26/2037	121,195
2,082,817	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	5.69	% (a)(h)	10/25/2060	2,060,929
14,647,547	MortgageIT Securities Corp Mortgage Loan Trust, Series 2007-1-2A11 (Secured Overnight Financing Rate 1 Month + 0.55%, 0.44% Floor)	5.91%		06/25/2047	11,374,848
6,000,000	New Century Home Equity Loan Trust, Series 2005-B-M2 (Secured Overnight Financing Rate 1 Month + 0.85%, 0.74% Floor)	6.21%		10/25/2035	5,072,218
162,716	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (h)	01/25/2036	50,760
503,890	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	6.30	% (j)	10/25/2036	118,425
846,163	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.56	% (j)	02/25/2037	232,504
6,287,872	NRPL Trust, Series 2019-3A-A1	7.00	% (a)(j)	07/25/2059	6,283,532
3,190,428	NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1-A	3.84	% (a)	12/25/2025	3,043,583
29,429	Option One Mortgage Loan Trust, Series 2004-3-M3 (Secured Overnight Financing Rate 1 Month + 1.09%, 0.98% Floor)	6.45%		11/25/2034	28,848
17,275,520	Option One Mortgage Loan Trust, Series 2007-6-1A1 (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.66%		07/25/2037	14,918,467
1,672,311	PMT Credit Risk Transfer Trust, Series 2019-3R-A (Secured Overnight Financing Rate 30 Day Average + 3.81%, 2.70% Floor)	9.15	% (a)	10/27/2024	1,676,297
3,654,343	PMT Credit Risk Transfer Trust, Series 2020-1R-A (Secured Overnight Financing Rate 30 Day Average + 3.46%, 2.35% Floor)	8.80	% (a)	02/27/2025	3,644,524
15,000,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (Secured Overnight Financing Rate 1 Month + 3.11%, 3.12% Floor)	8.47	% (a)	03/25/2026	14,836,023
5,077,652	PR Mortgage Loan Trust, Series 2014-1-APT	5.82	% (a)(h)	10/25/2049	4,679,002
4,709,222	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)(j)	07/25/2051	4,546,986
3,404,000	Progress Residential Trust, Series 2021-SFR6-E2	2.53	% (a)	07/17/2038	3,027,659
4,666,000	Progress Residential Trust, Series 2021-SFR6-F	3.42	% (a)	07/17/2038	4,150,323
5,100,000	Progress Residential Trust, Series 2021-SFR8-F	3.18	% (a)	10/17/2038	4,472,141
2,894,116	PRPM LLC, Series 2021-3-A1	1.87	% (a)(j)	04/25/2026	2,828,099
2,979,154	PRPM LLC, Series 2021-7-A1	1.87	% (a)(j)	08/25/2026	2,892,752
1,689,508	PRPM LLC, Series 2021-9-A1	2.36	% (a)(j)	10/25/2026	1,641,808
11,500,000	RAMP Trust, Series 2006-NC1-M2 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 14.00% Cap)	6.07%		01/25/2036	9,187,491
6,170,099	RBSGC Mortgage Loan Trust, Series 2005-A-3A	6.00%		04/25/2035	2,540,199
20,110,272	Redwood Funding Trust, Series 2019-1-PT	4.97	% (a)(j)	09/27/2024	20,022,901

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
119,110	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	99,371
155,852	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	127,002
1,700,658	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	1,444,383
1,730,475	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	1,366,142
338,785	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	260,778
1,509	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		12/25/2024	—
19,534,228	Residential Accredit Loans, Inc., Series 2007-QH5-AII (Secured Overnight Financing Rate 1 Month + 0.57%, 0.46% Floor)	5.93%		06/25/2037	7,918,684
592,989	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	459,327
2,116,632	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	1,655,097
154,629	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	75,050
218,965	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	99,779
1,608,819	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	497,738
110,103	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x Secured Overnight Financing Rate 1 Month + 27.94%, 28.40% Cap)	6.52	% (c)(k)	01/25/2046	116,358
39,240	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	29,544
386,042	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	286,239
292,928	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	211,666
5,154,000	Residential Mortgage Loan Trust, Series 2020-1-M1	3.24	% (a)(h)	01/26/2060	4,569,081
7,695,758	Saxon Asset Securities Trust, Series 2005-2-M4 (Secured Overnight Financing Rate 1 Month + 1.06%, 0.95% Floor, 11.50% Cap)	6.42%		10/25/2035	5,046,145
14,715,616	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A1 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor, 100.00% Cap)	5.79	% (a)	04/25/2037	10,420,953
18,896,641	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2A (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.61%		04/25/2037	12,750,705
13,404,268	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2B (Secured Overnight Financing Rate 1 Month + 0.55%, 0.44% Floor)	5.91%		04/25/2037	9,044,337
2,411,203	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2C (Secured Overnight Financing Rate 1 Month + 0.67%, 0.56% Floor)	6.03%		04/25/2037	1,626,901
19,811,107	Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1-A2C (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.79%		12/25/2036	4,518,921
23,214,847	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	0.97	% (a)(h)	02/25/2054	19,671,799
3,243,253	Sequoia Mortgage Trust, Series 2007-3-2AA1	3.92	% (h)	07/20/2037	2,389,089
6,462,438	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (Secured Overnight Financing Rate 1 Month + 1.11%, 1.00% Floor)	6.47%		09/25/2037	4,493,355
5,910,000	Starwood Mortgage Residential Trust, Series 2020-1-B1	3.73	% (a)(h)	02/25/2050	4,846,397
10,542,377	Structured Asset Investment Loan Trust, Series 2006-BNC3-A1 (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.65%		09/25/2036	6,519,727
730,110	Structured Asset Securities Corporation, Series 2005-RF1-A (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor)	5.82	% (a)	03/25/2035	629,271
730,110	Structured Asset Securities Corporation, Series 2005-RF1-AIO	0.00	% (a)(h)(i)	03/25/2035	7,460
4,913,268	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(j)	08/25/2051	4,751,312
6,513,314	VCAT LLC, Series 2021-NPL6-A1	1.92	% (a)(j)	09/25/2051	6,380,145
920,215	Velocity Commercial Capital Loan Trust, Series 2018-1-M1	3.91	% (a)	04/25/2048	814,840
503,741	Velocity Commercial Capital Loan Trust, Series 2018-1-M2	4.26	% (a)	04/25/2048	435,144

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
310,595	Velocity Commercial Capital Loan Trust, Series 2018-1-M3	4.41	% (a)	04/25/2048	255,535
1,750,721	Velocity Commercial Capital Loan Trust, Series 2019-1-M1	3.94	% (a)(h)	03/25/2049	1,556,252
754,041	Velocity Commercial Capital Loan Trust, Series 2019-1-M2	4.01	% (a)(h)	03/25/2049	650,060
689,775	Velocity Commercial Capital Loan Trust, Series 2019-1-M3	4.12	% (a)(h)	03/25/2049	561,881
2,670,017	VOLT LLC, Series 2021-CF1-A1	1.99	% (a)(j)	08/25/2051	2,520,275
1,614,890	VOLT LLC, Series 2021-CF2-A1	2.49	% (a)(j)	11/27/2051	1,500,767
6,077,190	VOLT LLC, Series 2021-NP12-A1	2.73	% (a)(j)	12/26/2051	5,815,613
879,305	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(j)	02/27/2051	853,200
3,096,684	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(j)	03/27/2051	3,018,543
3,181,648	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(j)	04/25/2051	3,078,727
71,228	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-1-2A	6.00%		03/25/2035	58,989
374,627	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A1	5.75%		02/25/2036	339,728
1,109,267	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-2-4CB	6.00%		03/25/2036	1,050,944
7,142,220	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A5	4.16	% (j)	10/25/2036	2,503,648
3,174,067	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A6	4.16	% (j)	10/25/2036	1,113,531
4,357,240	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13-1A (12 Month US Treasury Average + 0.88%, 0.88% Floor)	5.89%		10/25/2046	3,633,281
1,396,296	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19-2A (12 Month US Treasury Average + 1.25%, 1.25% Floor)	6.26%		01/25/2047	1,235,540
6,859,666	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A2	6.00%		04/25/2037	5,466,331
4,810,952	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A3	6.00%		04/25/2037	3,833,752
629,246	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-3-A6	6.00%		04/25/2037	534,605
51,123	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A11 (-6 x Secured Overnight Financing Rate 1 Month + 38.79%, 39.48% Cap)	6.66	% (k)	06/25/2037	58,067
6,148,606	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A3	7.00%		06/25/2037	4,755,464
4,358,845	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7-2A1	3.77	% (h)	07/25/2037	3,553,936
318,619	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	274,664
8,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	5.95	% (h)	08/25/2035	7,684
399,917	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	341,082
18,419	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	16,468

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $951,727,196)					779,909,963

US Corporate Bonds - 14.8%
11,356,000	AbbVie, Inc.	4.70%		05/14/2045	10,818,032
1,865,000	Academy Ltd.	6.00	% (a)	11/15/2027	1,833,653
2,050,000	Acuris Finance, Inc.	5.00	% (a)	05/01/2028	1,682,948
620,000	Acushnet Company	7.38	% (a)	10/15/2028	647,227

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
780,000	AdaptHealth LLC	5.13	% (a)	03/01/2030	609,456
1,235,000	Advanced Drainage Systems, Inc.	5.00	% (a)	09/30/2027	1,192,992
1,535,000	Advanced Drainage Systems, Inc.	6.38	% (a)	06/15/2030	1,547,485
1,105,000	AEP Transmission Company LLC	5.40%		03/15/2053	1,150,389
765,000	Aethon United Finance Corporation	8.25	% (a)	02/15/2026	769,605
3,245,000	Agree LP	2.60%		06/15/2033	2,577,110
3,596,000	Air Lease Corporation	1.88%		08/15/2026	3,309,625
4,870,000	Alexandria Real Estate Equities, Inc.	3.00%		05/18/2051	3,213,493
1,215,000	Alexandria Real Estate Equities, Inc.	5.15%		04/15/2053	1,173,934
1,125,000	Alliant Holdings Intermediate LLC	6.75	% (a)	10/15/2027	1,122,188
520,000	Alliant Holdings Intermediate LLC	7.00	% (a)	01/15/2031	548,855
1,120,000	Allied Universal Holdco LLC	6.63	% (a)	07/15/2026	1,115,172
975,000	Allied Universal Holdco LLC	6.00	% (a)	06/01/2029	795,892
385,000	AMC Entertainment Holdings, Inc.	7.50	% (a)	02/15/2029	267,764
1,315,000	American Airlines, Inc.	5.75	% (a)	04/20/2029	1,283,318
1,290,000	American Airlines, Inc.	8.50	% (a)	05/15/2029	1,363,045
600,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	530,887
9,560,000	American Express Company	3.95%		08/01/2025	9,408,020
2,850,000	American Tower Corporation	5.55%		07/15/2033	2,950,776
5,080,000	Amgen, Inc.	5.25%		03/02/2030	5,224,587
4,190,000	Amgen, Inc.	5.75%		03/02/2063	4,401,169
1,040,000	AmWINS Group, Inc.	4.88	% (a)	06/30/2029	951,141
989,000	Antero Midstream Partners LP	5.75	% (a)	03/01/2027	981,940
995,000	Antero Resources Corporation	5.38	% (a)	03/01/2030	954,852
4,650,000	Anthem, Inc.	2.38%		01/15/2025	4,517,910
685,000	Ardagh Packaging Finance, Inc.	5.25	% (a)	08/15/2027	532,957
4,375,000	Arrow Electronics, Inc.	3.88%		01/12/2028	4,153,366
375,000	Arsenal AIC Parent LLC	8.00	% (a)	10/01/2030	391,729
845,000	Ashton Woods Finance Company	4.63	% (a)	04/01/2030	758,439
885,000	ASP Unifrax Holdings, Inc.	5.25	% (a)	09/30/2028	640,208
1,015,000	AssuredPartners, Inc.	5.63	% (a)	01/15/2029	948,678
3,240,000	AT&T, Inc.	2.75%		06/01/2031	2,841,836
15,295,000	AT&T, Inc.	3.50%		09/15/2053	11,112,284
1,015,000	Athenahealth Group, Inc.	6.50	% (a)	02/15/2030	922,140
5,230,000	Athene Global Funding	5.96	% (a)(e)	08/19/2024	5,209,728
5,435,000	Athene Holding Ltd.	5.88%		01/15/2034	5,490,854
7,710,000	Aviation Capital Group LLC	1.95	% (a)	09/20/2026	7,001,460
11,825,000	Bank of America Corporation (5 Year CMT Rate + 1.20%)	2.48%		09/21/2036	9,371,984
3,195,000	Bank of America Corporation (Secured Overnight Financing Rate + 1.11%)	3.84%		04/25/2025	3,174,987
4,985,000	Bank of America Corporation (Secured Overnight Financing Rate + 1.21%)	2.57%		10/20/2032	4,134,976
3,700,000	Bank of America Corporation (Secured Overnight Financing Rate + 1.75%)	4.83%		07/22/2026	3,673,669
1,500,000	Bausch & Lomb Escrow Corporation	8.38	% (a)	10/01/2028	1,584,285
585,000	Bausch Health Companies, Inc.	6.13	% (a)	02/01/2027	395,495
1,290,000	Bausch Health Companies, Inc.	4.88	% (a)	06/01/2028	778,467

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
467,000	Bausch Health Companies, Inc.	11.00	% (a)	09/30/2028	340,667
93,000	Bausch Health Companies, Inc.	14.00	% (a)	10/15/2030	52,203
1,140,000	BCPE Empire Holdings, Inc.	7.63	% (a)	05/01/2027	1,100,443
1,135,000	Beacon Roofing Supply, Inc.	6.50	% (a)	08/01/2030	1,161,374
4,670,000	Becton Dickinson & Company	4.69%		02/13/2028	4,692,599
4,540,000	Berkshire Hathaway Finance Corporation	2.85%		10/15/2050	3,185,182
3,190,000	Berkshire Hathaway Finance Corporation	3.85%		03/15/2052	2,669,401
3,470,000	Berry Global, Inc.	1.65%		01/15/2027	3,126,667
9,560,000	BlackRock, Inc.	4.75%		05/25/2033	9,649,698
5,864,000	Boeing Company	2.95%		02/01/2030	5,287,219
3,535,000	Boeing Company	3.75%		02/01/2050	2,747,257
125,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	125,804
5,245,000	BP Capital Markets America, Inc.	4.89%		09/11/2033	5,339,132
3,175,000	BP Capital Markets America, Inc.	2.94%		06/04/2051	2,201,779
2,115,000	Brighthouse Financial Global Funding	1.00	% (a)	04/12/2024	2,085,038
3,135,000	Brighthouse Financial Global Funding	2.00	% (a)	06/28/2028	2,704,388
9,185,000	Broadcom, Inc.	3.42	% (a)	04/15/2033	8,071,431
6,760,000	Broadcom, Inc.	3.19	% (a)	11/15/2036	5,481,727
1,270,000	Builders FirstSource, Inc.	4.25	% (a)	02/01/2032	1,147,426
1,295,000	Builders FirstSource, Inc.	6.38	% (a)	06/15/2032	1,323,794
3,710,000	Burlington Northern Santa Fe LLC	5.20%		04/15/2054	3,865,650
1,495,000	Caesars Entertainment, Inc.	4.63	% (a)	10/15/2029	1,350,339
1,100,000	Callon Petroleum Company	7.50	% (a)	06/15/2030	1,110,539
890,000	Calpine Corporation	4.50	% (a)	02/15/2028	847,079
555,000	Calpine Corporation	5.13	% (a)	03/15/2028	532,469
600,000	Calpine Corporation	4.63	% (a)	02/01/2029	557,878
2,635,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	2,605,940
2,920,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.44%)	7.15%		10/29/2027	3,033,009
1,915,000	Carnival Corporation	5.75	% (a)	03/01/2027	1,869,391
1,465,000	Carnival Corporation	9.88	% (a)	08/01/2027	1,538,949
830,000	Carnival Corporation	7.00	% (a)	08/15/2029	867,138
975,000	Carrier Global Corporation	6.20	% (a)	03/15/2054	1,128,239
349,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	181,820
650,000	Catalent Pharma Solutions, Inc.	3.50	% (a)	04/01/2030	566,168
2,520,000	CCO Holdings LLC	4.75	% (a)	03/01/2030	2,306,304
1,275,000	CCO Holdings LLC	4.50	% (a)	08/15/2030	1,151,094
1,200,000	CCO Holdings LLC	4.75	% (a)	02/01/2032	1,059,720
565,000	CCO Holdings LLC	4.25	% (a)	01/15/2034	459,891
1,830,000	Cedar Fair LP	5.25%		07/15/2029	1,728,545
8,565,000	Centene Corporation	2.50%		03/01/2031	7,147,674
910,000	Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.	8.00	% (a)	06/15/2029	950,522
5,760,000	CF Industries, Inc.	5.38%		03/15/2044	5,513,104
5,176,000	Charter Communications Operating LLC	4.91%		07/23/2025	5,129,731
6,215,000	Charter Communications Operating LLC	3.50%		03/01/2042	4,328,678

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,350,000	Cheniere Energy, Inc.	4.63%		10/15/2028	5,226,009
1,219,000	Chesapeake Energy Corporation	5.88	% (a)	02/01/2029	1,195,897
1,790,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.69%)	2.01%		01/25/2026	1,720,844
2,255,000	Citigroup, Inc. (Secured Overnight Financing Rate + 1.28%)	3.07%		02/24/2028	2,125,832
770,000	Civitas Resources, Inc.	8.38	% (a)	07/01/2028	804,800
1,245,000	Clarios Global LP	6.75	% (a)	05/15/2028	1,270,946
770,000	Clarivate Science Holdings Corporation	4.88	% (a)	07/01/2029	723,318
460,000	Clean Harbors, Inc.	5.13	% (a)	07/15/2029	441,935
410,000	Clear Channel Outdoor Holdings, Inc.	9.00	% (a)	09/15/2028	428,118
465,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	387,078
1,265,000	Clearway Energy Operating LLC	4.75	% (a)	03/15/2028	1,219,693
1,185,000	CNX Midstream Partners LP	4.75	% (a)	04/15/2030	1,065,656
1,210,000	CNX Resources Corporation	6.00	% (a)	01/15/2029	1,161,385
565,000	Coherent Corporation	5.00	% (a)	12/15/2029	537,202
3,125,000	Comcast Corporation	3.95%		10/15/2025	3,083,780
5,615,000	Comcast Corporation	3.40%		04/01/2030	5,257,750
400,000	CommScope Technologies LLC	5.00	% (a)	03/15/2027	166,874
710,000	CommScope, Inc.	4.75	% (a)	09/01/2029	477,365
805,000	Community Health Systems, Inc.	6.00	% (a)	01/15/2029	725,522
1,110,000	Community Health Systems, Inc.	4.75	% (a)	02/15/2031	874,125
745,000	Consolidated Communications, Inc.	5.00	% (a)	10/01/2028	611,708
2,820,000	Constellation Brands, Inc.	3.15%		08/01/2029	2,623,049
2,995,000	Constellation Brands, Inc.	2.88%		05/01/2030	2,684,291
763,000	Cornerstone Building Brands, Inc.	6.13	% (a)	01/15/2029	626,442
4,595,000	Corporate Office Properties LP	2.90%		12/01/2033	3,592,217
1,240,000	Coty, Inc.	5.00	% (a)	04/15/2026	1,221,186
740,000	Coty, Inc.	6.50	% (a)	04/15/2026	739,653
1,255,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC	6.63	% (a)	07/15/2030	1,290,059
3,085,000	CQP Holdco LP	5.50	% (a)	06/15/2031	2,927,694
10,585,000	Crown Castle International Corporation	3.65%		09/01/2027	10,072,664
1,185,000	CSC Holdings LLC	6.50	% (a)	02/01/2029	1,046,823
1,315,000	CSC Holdings LLC	5.75	% (a)	01/15/2030	819,955
1,050,000	CSI Compressco LP	7.50	% (a)	04/01/2025	1,049,916
13,415,000	CSX Corporation	3.80%		11/01/2046	11,165,347
680,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	635,185
2,595,000	CVS Health Corporation	5.13%		02/21/2030	2,636,794
5,205,000	CVS Health Corporation	5.30%		06/01/2033	5,343,665
5,250,000	CVS Health Corporation	5.88%		06/01/2053	5,528,926
410,000	Dana, Inc.	5.38%		11/15/2027	407,540
965,000	Dana, Inc.	5.63%		06/15/2028	952,290
285,000	Dana, Inc.	4.25%		09/01/2030	252,968
547,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	542,167
3,000,000	Digital Realty Trust LP	3.60%		07/01/2029	2,816,231
860,000	DirectTV Financing LLC	5.88	% (a)	08/15/2027	808,741
130,000	DISH DBS Corporation	5.88%		11/15/2024	122,011

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,275,000	DISH DBS Corporation	5.75	% (a)	12/01/2028	1,019,331
660,000	DISH DBS Corporation	5.13%		06/01/2029	340,841
2,580,000	Dollar General Corporation	4.25%		09/20/2024	2,552,692
9,413,000	Dollar Tree, Inc.	4.00%		05/15/2025	9,248,896
1,570,000	Dollar Tree, Inc.	3.38%		12/01/2051	1,089,264
905,000	Dornoch Debt Merger Sub, Inc.	6.63	% (a)	10/15/2029	817,051
5,585,000	DTE Energy Company	4.22	% (j)	11/01/2024	5,523,143
10,060,000	DTE Energy Company	4.88%		06/01/2028	10,155,700
4,400,000	DTE Energy Company	2.95%		03/01/2030	3,892,839
1,265,000	Duke Energy Carolinas LLC	2.85%		03/15/2032	1,103,670
1,805,000	Duke Energy Corporation	4.30%		03/15/2028	1,781,028
6,595,000	Duke Energy Corporation	3.95%		08/15/2047	5,262,814
1,700,000	Duke Energy Corporation	5.00%		08/15/2052	1,590,798
2,075,000	Dun & Bradstreet Corporation	5.00	% (a)	12/15/2029	1,937,863
2,600,000	Eaton Corporation	4.35%		05/18/2028	2,605,607
1,435,000	Elevance Health, Inc.	4.55%		05/15/2052	1,310,980
596,000	Embarq Corporation	8.00%		06/01/2036	373,230
620,000	Encompass Health Corporation	4.50%		02/01/2028	593,773
215,000	Encompass Health Corporation	4.75%		02/01/2030	202,707
1,430,000	Encompass Health Corporation	4.63%		04/01/2031	1,317,550
495,000	Endo Luxembourg Finance Company SARL	6.13	% (a)	04/01/2029	317,255
520,000	Energizer Holdings, Inc.	6.50	% (a)	12/31/2027	520,536
5,185,000	Energy Transfer LP	4.75%		01/15/2026	5,153,667
3,180,000	Energy Transfer LP	4.40%		03/15/2027	3,111,220
6,180,000	Energy Transfer LP	5.00%		05/15/2044	5,435,429
2,660,000	Entergy Corporation	2.80%		06/15/2030	2,342,547
1,235,000	EQM Midstream Partners LP	4.75	% (a)	01/15/2031	1,151,006
5,800,000	Equinix, Inc.	1.80%		07/15/2027	5,254,828
485,000	EverArc Escrow SARL	5.00	% (a)	10/30/2029	421,271
1,955,000	Everi Holdings, Inc.	5.00	% (a)	07/15/2029	1,777,009
2,720,000	Exelon Corporation	5.15%		03/15/2028	2,766,850
2,575,000	Expedia Group, Inc.	5.00%		02/15/2026	2,573,543
4,891,000	Expedia Group, Inc.	3.80%		02/15/2028	4,719,303
1,409,000	Expedia Group, Inc.	3.25%		02/15/2030	1,292,529
968,000	Expedia Group, Inc.	2.95%		03/15/2031	852,367
5,200,000	Exxon Mobil Corporation	4.23%		03/19/2040	4,829,970
990,000	Ferrellgas LP	5.38	% (a)	04/01/2026	969,797
900,000	Fertitta Entertainment LLC	6.75	% (a)	01/15/2030	791,233
6,435,000	Ford Motor Company	3.25%		02/12/2032	5,354,702
5,640,000	Fortinet, Inc.	1.00%		03/15/2026	5,174,421
1,295,000	Fortrea Holdings, Inc.	7.50	% (a)	07/01/2030	1,331,548
1,555,000	Fortress Transportation and Infrastructure Investors LLC	7.88	% (a)	12/01/2030	1,621,445
390,000	Frontier Communications Holdings LLC	5.88	% (a)	10/15/2027	377,103
800,000	Frontier Communications Holdings LLC	5.00	% (a)	05/01/2028	740,078
515,392	Frontier Communications Holdings LLC	5.88%		11/01/2029	436,088
430,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	404,596

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
980,000	Gap, Inc.	3.88	% (a)	10/01/2031	808,455
5,970,000	General Motors Financial Company, Inc.	2.40%		10/15/2028	5,304,736
6,305,000	General Motors Financial Company, Inc.	3.10%		01/12/2032	5,371,087
5,400,000	Georgia Power Company	2.20%		09/15/2024	5,266,013
13,444,000	Georgia Power Company	3.25%		03/15/2051	9,740,916
3,055,000	Gilead Sciences, Inc.	5.55%		10/15/2053	3,312,858
5,205,000	Global Payments, Inc.	4.95%		08/15/2027	5,216,554
3,280,000	Goldman Sachs Group, Inc. (Secured Overnight Financing Rate + 0.82%)	6.23%		09/10/2027	3,216,644
11,303,000	Goldman Sachs Group, Inc. (Secured Overnight Financing Rate 3 Month + 1.43%)	6.81%		05/15/2026	11,378,566
1,160,000	Goodyear Tire & Rubber Company	5.25%		07/15/2031	1,053,924
470,000	GrafTech Finance, Inc.	4.63	% (a)	12/15/2028	312,146
1,105,000	Griffon Corporation	5.75%		03/01/2028	1,087,082
695,000	Group 1 Automotive, Inc.	4.00	% (a)	08/15/2028	644,954
400,000	GTCR LLC	7.50	% (a)	01/15/2031	422,949
635,971	Gulfport Energy Corporation	8.00	% (a)	05/17/2026	643,561
2,160,000	Halliburton Company	4.85%		11/15/2035	2,128,506
7,675,000	HCA, Inc.	5.38%		02/01/2025	7,667,498
4,965,000	HCA, Inc.	4.13%		06/15/2029	4,750,403
1,580,000	Helios Software Holdings, Inc.	4.63	% (a)	05/01/2028	1,442,912
370,000	Hertz Corporation	5.00	% (a)	12/01/2029	303,993
1,075,000	Hess Midstream Operations LP	5.13	% (a)	06/15/2028	1,038,151
842,000	Hess Midstream Operations LP	4.25	% (a)	02/15/2030	775,608
1,355,000	Hess Midstream Operations LP	5.50	% (a)	10/15/2030	1,312,972
4,065,000	Hewlett Packard Enterprise Company	5.90%		10/01/2024	4,076,377
760,000	H-Food Holdings LLC	8.50	% (a)	06/01/2026	76,000
975,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	886,577
1,282,000	Hilcorp Energy LP	6.25	% (a)	11/01/2028	1,278,484
315,000	Hilcorp Energy LP	5.75	% (a)	02/01/2029	304,547
260,000	Hilcorp Energy LP	8.38	% (a)	11/01/2033	275,856
6,094,000	Host Hotels & Resorts LP	2.90%		12/15/2031	5,116,681
670,000	HUB International Ltd.	7.25	% (a)	06/15/2030	708,126
10,565,000	Hyundai Capital America	2.65	% (a)	02/10/2025	10,257,002
1,045,000	Icahn Enterprises LP	5.25%		05/15/2027	939,574
960,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	919,104
1,435,000	Installed Building Products, Inc.	5.75	% (a)	02/01/2028	1,399,864
5,030,000	Intuit, Inc.	5.50%		09/15/2053	5,505,923
6,515,000	Invitation Homes Operating Partnership LP	5.45%		08/15/2030	6,572,906
5,111,000	Invitation Homes Operating Partnership LP	2.70%		01/15/2034	4,112,770
3,510,000	IQVIA, Inc	6.25	% (a)	02/01/2029	3,668,641
1,175,000	Iron Mountain, Inc.	7.00	% (a)	02/15/2029	1,208,491
735,000	Iron Mountain, Inc.	4.50	% (a)	02/15/2031	667,051
3,680,000	Jacobs Engineering Group, Inc.	5.90%		03/01/2033	3,760,415
700,000	JELD-WEN, Inc.	4.88	% (a)	12/15/2027	662,235
5,180,000	John Deere Capital Corporation	4.70%		06/10/2030	5,266,946

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,355,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 0.92%)	2.60%		02/24/2026	3,250,722
5,210,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.02%)	2.07%		06/01/2029	4,622,070
5,830,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.26%)	2.96%		01/25/2033	4,997,955
1,295,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.99%)	4.85%		07/25/2028	1,296,005
6,940,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 2.04%)	2.52%		04/22/2031	6,003,714
5,890,000	JPMorgan Chase & Company (Secured Overnight Financing Rate 3 Month + 1.25%)	2.58%		04/22/2032	4,984,779
8,694,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	9,557,509
1,300,000	Leeward Renewable Energy Operations LLC	4.25	% (a)	07/01/2029	1,133,991
745,000	Legacy LifePoint Health LLC	4.38	% (a)	02/15/2027	688,618
1,015,000	Legends Hospitality Holding Company LLC	5.00	% (a)	02/01/2026	1,014,112
530,000	Level 3 Financing, Inc.	3.75	% (a)	07/15/2029	225,743
799,000	Level 3 Financing, Inc.	10.50	% (a)	05/15/2030	775,537
870,000	LFS Topco LLC	5.88	% (a)	10/15/2026	801,490
375,000	LifePoint Health, Inc.	5.38	% (a)	01/15/2029	277,709
625,000	Light & Wonder International, Inc.	7.25	% (a)	11/15/2029	640,556
335,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	250,940
620,000	Live Nation Entertainment, Inc.	6.50	% (a)	05/15/2027	631,251
3,100,000	Lowe's Companies, Inc.	4.40%		09/08/2025	3,077,392
3,170,000	Lowe's Companies, Inc.	5.63%		04/15/2053	3,326,285
975,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	935,971
535,000	Lumen Technologies, Inc.	4.00	% (a)	02/15/2027	345,776
1,235,000	M/I Homes, Inc.	4.95%		02/01/2028	1,189,955
565,000	Macy's Retail Holdings LLC	5.88	% (a)	04/01/2029	543,034
1,030,000	Madison IAQ LLC	4.13	% (a)	06/30/2028	937,445
1,010,000	Madison IAQ LLC	5.88	% (a)	06/30/2029	891,137
4,089,000	Marathon Petroleum Corporation	5.13%		12/15/2026	4,135,548
5,390,000	Marriott International, Inc.	3.13%		06/15/2026	5,181,857
6,490,000	Marriott International, Inc.	2.75%		10/15/2033	5,358,899
12,186,000	Marvell Technology, Inc.	2.95%		04/15/2031	10,654,849
6,750,000	Massachusetts Mutual Life Insurance Company	3.20	% (a)	12/01/2061	4,394,875
1,330,000	Match Group Holdings LLC	5.00	% (a)	12/15/2027	1,299,815
880,000	Mativ Holdings, Inc.	6.88	% (a)	10/01/2026	845,118
6,020,000	McDonald's Corporation	4.45%		03/01/2047	5,514,117
1,085,000	McGraw-Hill Education, Inc.	5.75	% (a)	08/01/2028	1,047,318
1,700,000	Medline Borrower LP	5.25	% (a)	10/01/2029	1,604,658
3,700,000	Merck & Company, Inc.	4.50%		05/17/2033	3,728,732
5,555,000	Meta Platforms, Inc.	3.85%		08/15/2032	5,285,815
6,020,000	Meta Platforms, Inc.	4.45%		08/15/2052	5,535,474
1,130,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	1,023,125
5,880,000	MetLife, Inc.	5.25%		01/15/2054	6,049,560
830,000	Michaels Companies, Inc.	5.25	% (a)	05/01/2028	656,804
660,000	Michaels Companies, Inc.	7.88	% (a)	05/01/2029	416,232

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,238,000	Midwest Gaming Borrower LLC	4.88	% (a)	05/01/2029	1,152,708
1,480,000	ModivCare Escrow Issuer, Inc.	5.00	% (a)	10/01/2029	1,211,632
3,960,000	Monongahela Power Company	5.40	% (a)	12/15/2043	3,886,982
2,430,000	Morgan Stanley (Secured Overnight Financing Rate + 1.29%)	2.94%		01/21/2033	2,067,927
11,799,000	Morgan Stanley (Secured Overnight Financing Rate + 1.36%)	2.48%		09/16/2036	9,357,748
4,590,000	Morgan Stanley (Secured Overnight Financing Rate + 1.61%)	4.21%		04/20/2028	4,488,487
4,330,000	Morgan Stanley (Secured Overnight Financing Rate + 1.67%)	4.68%		07/17/2026	4,291,123
5,160,000	Mosaic Company	5.38%		11/15/2028	5,270,746
940,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	891,684
395,000	Nabors Industries Ltd.	7.25	% (a)	01/15/2026	380,077
835,000	Nabors Industries Ltd.	9.13	% (a)	01/31/2030	839,112
1,460,000	Nationstar Mortgage Holdings, Inc.	5.75	% (a)	11/15/2031	1,363,397
955,000	Navient Corporation	5.00%		03/15/2027	922,907
1,185,000	NCL Corporation Ltd.	5.88	% (a)	03/15/2026	1,158,755
830,000	NCL Corporation Ltd.	8.38	% (a)	02/01/2028	879,402
5,398,000	NetApp, Inc.	1.88%		06/22/2025	5,138,128
2,570,000	Netflix, Inc.	4.88%		04/15/2028	2,606,011
505,000	News Corporation	5.13	% (a)	02/15/2032	479,945
4,950,000	NextEra Energy Capital Holdings, Inc.	4.26%		09/01/2024	4,904,906
795,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	803,585
410,000	NGL Energy Partners LP	7.50%		04/15/2026	407,981
2,478,000	NGPL PipeCo LLC	3.25	% (a)	07/15/2031	2,152,903
2,400,000	Northern States Power Company	5.10%		05/15/2053	2,424,417
1,000,000	Novelis Corporation	4.75	% (a)	01/30/2030	942,054
3,545,000	NRG Energy, Inc.	2.00	% (a)	12/02/2025	3,326,223
1,765,000	NRG Energy, Inc.	3.63	% (a)	02/15/2031	1,518,578
1,650,000	NuStar Logistics LP	6.00%		06/01/2026	1,648,573
1,260,000	Oasis Petroleum, Inc.	6.38	% (a)	06/01/2026	1,261,273
4,910,000	Occidental Petroleum Corporation	6.63%		09/01/2030	5,227,824
860,000	Olympus Water US Holding Corporation	4.25	% (a)	10/01/2028	774,825
550,000	Olympus Water US Holding Corporation	6.25	% (a)	10/01/2029	489,110
850,000	OneMain Finance Corporation	6.88%		03/15/2025	861,122
280,000	OneMain Finance Corporation	7.13%		03/15/2026	285,450
825,000	OneMain Finance Corporation	5.38%		11/15/2029	773,733
2,860,000	ONEOK, Inc.	3.40%		09/01/2029	2,637,747
2,460,000	ONEOK, Inc.	6.63%		09/01/2053	2,756,185
2,905,000	Oracle Corporation	6.25%		11/09/2032	3,161,439
1,890,000	Oracle Corporation	3.80%		11/15/2037	1,608,040
2,515,000	O'Reilly Automotive, Inc.	5.75%		11/20/2026	2,576,222
1,455,000	Organon & Company	5.13	% (a)	04/30/2031	1,246,098
1,220,000	Outfront Media, Inc.	7.38	% (a)	02/15/2031	1,281,933
1,320,000	Owens & Minor, Inc.	6.63	% (a)	04/01/2030	1,261,996
5,812,000	Owens Corning	4.40%		01/30/2048	5,074,843
4,735,000	Pacific Gas and Electric Company	6.10%		01/15/2029	4,904,190
6,063,000	Pacific Gas and Electric Company	2.50%		02/01/2031	5,007,227
5,457,000	Packaging Corporation of America	3.40%		12/15/2027	5,200,516

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,015,000	Pactiv Evergreen Group Issuer LLC	4.38	% (a)	10/15/2028	949,933
875,000	Park Intermediate Holdings LLC	4.88	% (a)	05/15/2029	810,898
2,615,000	Parker-Hannifin Corporation	4.25%		09/15/2027	2,593,691
525,000	PBF Holding Company LLC	6.00%		02/15/2028	511,686
190,000	PECF USS Intermediate Holding Corporation	8.00	% (a)	11/15/2029	97,087
385,000	Penn National Gaming, Inc.	5.63	% (a)	01/15/2027	373,592
470,000	Penn National Gaming, Inc.	4.13	% (a)	07/01/2029	402,388
690,000	PennyMac Financial Services, Inc.	4.25	% (a)	02/15/2029	621,875
775,000	PennyMac Financial Services, Inc.	7.88	% (a)	12/15/2029	798,872
3,580,000	Penske Truck Leasing Company LP	5.75	% (a)	05/24/2026	3,610,771
4,850,000	Penske Truck Leasing Company LP	4.20	% (a)	04/01/2027	4,691,399
3,190,000	PepsiCo, Inc.	3.60%		02/18/2028	3,124,619
1,175,000	Performance Food Group, Inc.	4.25	% (a)	08/01/2029	1,078,900
1,220,000	Permian Resources Operating LLC	7.00	% (a)	01/15/2032	1,259,550
1,345,000	PetSmart, Inc.	7.75	% (a)	02/15/2029	1,309,556
4,205,000	Pfizer Investment Enterprises Pte Ltd.	4.75%		05/19/2033	4,215,986
11,715,000	Philip Morris International, Inc.	5.50%		09/07/2030	12,150,680
1,200,000	Pike Corporation	5.50	% (a)	09/01/2028	1,144,692
655,000	Pike Corporation	8.63	% (a)	01/31/2031	689,120
430,000	Post Holdings, Inc.	5.50	% (a)	12/15/2029	414,784
303,000	Post Holdings, Inc.	4.63	% (a)	04/15/2030	279,032
690,000	Premier Entertainment Sub LLC	5.63	% (a)	09/01/2029	552,666
545,000	Prime Security Services Borrower LLC	6.25	% (a)	01/15/2028	542,247
340,000	Radiate Holdco LLC	4.50	% (a)	09/15/2026	259,535
205,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	105,359
725,000	Realogy Group LLC	5.25	% (a)	04/15/2030	542,034
2,565,000	Regal Rexnord Corporation	6.05	% (a)	02/15/2026	2,593,927
530,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.	9.75	% (a)	12/01/2026	526,399
985,000	Roller Bearing Company of America, Inc.	4.38	% (a)	10/15/2029	912,780
1,475,000	Royal Caribbean Cruises Ltd.	5.50	% (a)	08/31/2026	1,461,390
205,000	Royal Caribbean Cruises Ltd.	7.25	% (a)	01/15/2030	214,226
6,550,000	Royalty Pharma PLC	2.15%		09/02/2031	5,353,062
340,000	RP Escrow Issuer LLC	5.25	% (a)	12/15/2025	272,407
700,000	Ryan Specialty LLC	4.38	% (a)	02/01/2030	650,125
5,065,000	Ryder System, Inc.	5.65%		03/01/2028	5,220,651
4,123,000	Sabine Pass Liquefaction LLC	5.00%		03/15/2027	4,142,604
1,595,000	Sabra Health Care LP	3.20%		12/01/2031	1,306,219
1,705,000	San Diego Gas & Electric Company	5.35%		04/01/2053	1,728,406
2,360,000	Santander Holdings USA, Inc. (Secured Overnight Financing Rate + 1.25%)	2.49%		01/06/2028	2,162,438
2,185,000	Santander Holdings USA, Inc. (Secured Overnight Financing Rate + 2.36%)	6.50%		03/09/2029	2,259,425
1,535,000	Scientific Games Holdings LP	6.63	% (a)	03/01/2030	1,453,054
870,000	Scotts Miracle-Gro Company	4.50%		10/15/2029	774,078
480,000	Scripps Escrow, Inc.	3.88	% (a)	01/15/2029	425,026
805,000	Sealed Air Corporation	7.25	% (a)	02/15/2031	854,548

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,075,000	Select Medical Corporation	6.25	% (a)	08/15/2026	1,081,067
1,100,000	Sirius XM Radio, Inc.	5.50	% (a)	07/01/2029	1,064,707
690,000	Sirius XM Radio, Inc.	4.13	% (a)	07/01/2030	615,751
605,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corporation	7.88	% (a)	11/01/2028	627,421
9,783,000	Smithfield Foods, Inc.	4.25	% (a)	02/01/2027	9,376,483
1,640,000	Sonic Automotive, Inc.	4.63	% (a)	11/15/2029	1,494,461
3,715,000	Southern Company (5 Year CMT Rate + 2.92%)	3.75%		09/15/2051	3,391,824
4,595,000	Southwestern Electric Power Company	3.25%		11/01/2051	3,105,814
1,350,000	Southwestern Energy Company	4.75%		02/01/2032	1,250,717
1,230,000	Spectrum Brands, Inc.	5.00	% (a)	10/01/2029	1,174,940
790,000	Spirit AeroSystems, Inc.	9.75	% (a)	11/15/2030	850,217
975,000	SRS Distribution, Inc.	4.63	% (a)	07/01/2028	926,066
745,000	SRS Distribution, Inc.	6.13	% (a)	07/01/2029	707,180
1,480,000	Standard Industries, Inc.	4.38	% (a)	07/15/2030	1,360,983
420,000	Staples, Inc.	7.50	% (a)	04/15/2026	391,122
305,000	Staples, Inc.	10.75	% (a)	04/15/2027	222,546
950,000	Station Casinos LLC	4.63	% (a)	12/01/2031	857,550
1,135,000	Suburban Propane Partners LP	5.00	% (a)	06/01/2031	1,030,667
1,550,000	SunCoke Energy, Inc.	4.88	% (a)	06/30/2029	1,396,601
635,000	Sunoco LP	6.00%		04/15/2027	636,795
475,000	Sunoco LP	4.50%		05/15/2029	441,762
510,000	SWF Escrow Issuer Corporation	6.50	% (a)	10/01/2029	367,075
8,735,000	Synchrony Financial	3.95%		12/01/2027	8,178,208
7,875,000	Sysco Corporation	6.00%		01/17/2034	8,529,534
2,525,000	Tapestry, Inc.	7.05%		11/27/2025	2,582,137
950,000	Tenet Healthcare Corporation	6.25%		02/01/2027	955,326
835,000	Tenet Healthcare Corporation	6.13%		10/01/2028	833,372
1,585,000	Tenet Healthcare Corporation	6.13%		06/15/2030	1,604,554
1,600,000	Texas Instruments, Inc.	5.00%		03/14/2053	1,639,981
4,055,000	The Interpublic Group of Companies, Inc.	5.40%		10/01/2048	3,848,100
5,100,000	T-Mobile USA, Inc.	2.25%		02/15/2026	4,836,129
2,885,000	T-Mobile USA, Inc.	4.75%		02/01/2028	2,876,448
6,410,000	T-Mobile USA, Inc.	3.40%		10/15/2052	4,674,098
945,000	Townsquare Media, Inc.	6.88	% (a)	02/01/2026	926,606
1,290,000	TransDigm, Inc.	5.50%		11/15/2027	1,264,926
1,235,000	TransDigm, Inc.	6.88	% (a)	12/15/2030	1,272,859
515,000	Transocean Poseidon Ltd.	8.00	% (a)	02/01/2027	502,645
742,500	Transocean Poseidon Ltd.	6.88	% (a)	02/01/2027	740,446
665,000	Trident TPI Holdings, Inc.	12.75	% (a)	12/31/2028	712,381
735,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	641,045
4,445,000	Truist Financial Corporation (Secured Overnight Financing Rate + 1.44%)	4.87%		01/26/2029	4,382,043
1,255,000	United Airlines, Inc.	4.63	% (a)	04/15/2029	1,175,032
770,000	United Natural Foods, Inc.	6.75	% (a)	10/15/2028	624,362
6,150,000	UnitedHealth Group, Inc.	5.05%		04/15/2053	6,218,468
2,645,000	UnitedHealth Group, Inc.	4.95%		05/15/2062	2,612,773

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
625,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	10.50	% (a)	02/15/2028	634,163
1,000,000	Univision Communications, Inc.	4.50	% (a)	05/01/2029	893,383
445,000	Upbound Group, Inc.	6.38	% (a)	02/15/2029	418,106
1,260,000	US Foods, Inc.	7.25	% (a)	01/15/2032	1,315,392
940,000	Venture Global LNG, Inc.	8.13	% (a)	06/01/2028	950,159
600,000	Venture Global LNG, Inc.	8.38	% (a)	06/01/2031	600,592
615,000	Venture Global LNG, Inc.	9.88	% (a)	02/01/2032	640,992
3,580,000	Veralto Corporation	5.35	% (a)	09/18/2028	3,666,474
2,420,000	Verizon Communications, Inc.	3.88%		03/01/2052	1,962,511
3,260,000	Viatris, Inc.	1.65%		06/22/2025	3,088,348
635,000	Victoria's Secret Company	4.63	% (a)	07/15/2029	531,223
1,415,000	Viking Cruises Ltd.	5.88	% (a)	09/15/2027	1,366,713
1,210,000	Viking Cruises Ltd.	9.13	% (a)	07/15/2031	1,290,207
2,525,000	Virginia Electric and Power Company	3.75%		05/15/2027	2,466,675
315,000	Virtusa Corporation	7.13	% (a)	12/15/2028	270,626
765,000	Vistra Operations Company LLC	7.75	% (a)	10/15/2031	795,094
635,000	VT Topco, Inc.	8.50	% (a)	08/15/2030	661,311
1,065,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	1,026,028
478,000	Weatherford International Ltd.	6.50	% (a)	09/15/2028	495,074
1,090,000	Weatherford International Ltd.	8.63	% (a)	04/30/2030	1,139,011
4,870,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.98%)	4.81%		07/25/2028	4,836,782
7,465,000	Wells Fargo & Company (Secured Overnight Financing Rate + 2.06%)	6.49%		10/23/2034	8,125,397
4,515,000	Wells Fargo & Company (Secured Overnight Financing Rate 3 Month + 1.43%)	3.20%		06/17/2027	4,318,026
4,980,000	Wells Fargo & Company (Secured Overnight Financing Rate 3 Month + 1.43%)	2.88%		10/30/2030	4,430,513
365,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	111,781
9,231,000	Willis North America, Inc.	4.50%		09/15/2028	9,002,081
5,500,000	Workday, Inc.	3.70%		04/01/2029	5,282,142
1,020,000	WR Grace Holdings LLC	5.63	% (a)	08/15/2029	898,729
9,407,000	WRKCo, Inc.	3.75%		03/15/2025	9,236,760
1,215,000	Wyndham Hotels & Resorts, Inc.	4.38	% (a)	08/15/2028	1,136,967
1,270,000	XHR LP	4.88	% (a)	06/01/2029	1,170,470
1,510,000	XPO, Inc.	7.13	% (a)	06/01/2031	1,564,760
2,935,000	Zimmer Biomet Holdings, Inc.	5.35%		12/01/2028	3,025,814

Total US Corporate Bonds (Cost $1,114,518,567)					1,047,935,433

US Government and Agency Mortgage Backed Obligations - 20.7%
236,129	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G01840	5.00%		07/01/2035	240,374
129,286	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G04817	5.00%		09/01/2038	131,616
5,177,941	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08537	3.00%		07/01/2043	4,767,970
2,806,154	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08622	3.00%		01/01/2045	2,569,947
2,706,709	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08686	3.00%		01/01/2046	2,476,393
10,104,785	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08701	3.00%		04/01/2046	9,205,195
664,371	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08737	3.00%		12/01/2046	603,583
6,099,120	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G61645	4.00%		10/01/2048	5,874,702

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
887,412	Federal Home Loan Mortgage Corporation Pass-Thru, Pool N70081	5.50%		07/01/2038	880,833
5,040,964	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q33789	3.50%		06/01/2045	4,715,658
14,813,647	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0035	3.00%		04/01/2047	13,533,821
7,847,716	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0699	2.00%		11/01/2050	6,627,476
28,284,514	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD1966	4.00%		11/01/2052	26,763,998
13,119,341	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD2759	5.50%		05/01/2053	13,282,061
43,024,760	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD2969	2.50%		05/01/2052	37,167,038
10,919,946	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD4400	2.00%		02/01/2051	9,094,520
59,609,974	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD7538	2.00%		04/01/2051	50,249,669
787,867	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60854	3.50%		09/01/2042	728,501
137,981	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U60299	4.00%		11/01/2040	133,471
3,466,113	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V83144	4.00%		04/01/2047	3,344,118
10,799,425	Federal Home Loan Mortgage Corporation Pass-Thru, Pool ZT1827	3.00%		07/01/2047	9,805,004
29,368	Federal Home Loan Mortgage Corporation REMICS, Series 2692-SC (-2 x Secured Overnight Financing Rate 30 Day Average + 13.06%, 13.29% Cap)	2.38	% (k)	07/15/2033	29,496
785,812	Federal Home Loan Mortgage Corporation REMICS, Series 2722-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 9.76%, 9.89% Cap)	3.83	% (k)	12/15/2033	796,183
30,192	Federal Home Loan Mortgage Corporation REMICS, Series 2750-ZT	5.00%		02/15/2034	30,192
72,714	Federal Home Loan Mortgage Corporation REMICS, Series 3002-SN (-1 x Secured Overnight Financing Rate 30 Day Average + 6.39%, 6.50% Cap)	1.05	% (i)(k)	07/15/2035	5,460
35,179	Federal Home Loan Mortgage Corporation REMICS, Series 3045-DI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.62%, 6.73% Cap)	1.28	% (i)(k)	10/15/2035	3,124
117,888	Federal Home Loan Mortgage Corporation REMICS, Series 3116-Z	5.50%		02/15/2036	119,225
8,472	Federal Home Loan Mortgage Corporation REMICS, Series 3117-ZN	4.50%		02/15/2036	8,048
130,510	Federal Home Loan Mortgage Corporation REMICS, Series 3203-ZC	5.00%		07/15/2036	129,932
34,962	Federal Home Loan Mortgage Corporation REMICS, Series 3275-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 5.97%, 6.08% Cap)	0.63	% (i)(k)	02/15/2037	2,569
87,178	Federal Home Loan Mortgage Corporation REMICS, Series 3382-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (i)(k)	11/15/2037	5,590
105,279	Federal Home Loan Mortgage Corporation REMICS, Series 3384-S (-1 x Secured Overnight Financing Rate 30 Day Average + 6.28%, 6.39% Cap)	0.94	% (i)(k)	11/15/2037	6,388
52,030	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SX (-1 x Secured Overnight Financing Rate 30 Day Average + 6.07%, 6.18% Cap)	0.73	% (i)(k)	02/15/2038	3,841
14,034	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.54%, 5.65% Cap)	0.20	% (i)(k)	03/15/2038	824
14,034	Federal Home Loan Mortgage Corporation REMICS, Series 3423-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 5.54%, 5.65% Cap)	0.20	% (i)(k)	03/15/2038	799
55,139	Federal Home Loan Mortgage Corporation REMICS, Series 3524-LB	3.16	% (h)(i)(l)	06/15/2038	51,561

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
32,442	Federal Home Loan Mortgage Corporation REMICS, Series 3562-WS (-1 x Secured Overnight Financing Rate 30 Day Average + 4.84%, 0.00% Floor, 4.95% Cap)	0.00	% (i)(k)	08/15/2039	1,518
104,151	Federal Home Loan Mortgage Corporation REMICS, Series 3582-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (i)(k)	10/15/2049	8,996
79,880	Federal Home Loan Mortgage Corporation REMICS, Series 3616-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 6.24%, 6.35% Cap)	0.90	% (i)(k)	03/15/2032	3,879
397,818	Federal Home Loan Mortgage Corporation REMICS, Series 3626-AZ	5.50%		08/15/2036	403,678
154,657	Federal Home Loan Mortgage Corporation REMICS, Series 3666-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 5.66%, 5.77% Cap)	0.32	% (i)(k)	05/15/2040	11,594
103,177	Federal Home Loan Mortgage Corporation REMICS, Series 3666-VZ	5.50%		08/15/2036	104,675
1,198,681	Federal Home Loan Mortgage Corporation REMICS, Series 3779-DZ	4.50%		12/15/2040	1,180,719
478,801	Federal Home Loan Mortgage Corporation REMICS, Series 3779-YA	3.50%		12/15/2030	463,239
162,797	Federal Home Loan Mortgage Corporation REMICS, Series 3786-SG (-2 x Secured Overnight Financing Rate 30 Day Average + 9.27%, 0.00% Floor, 9.50% Cap)	0.00	% (k)	01/15/2041	126,136
101,340	Federal Home Loan Mortgage Corporation REMICS, Series 3792-SE (-2 x Secured Overnight Financing Rate 30 Day Average + 9.63%, 0.00% Floor, 9.86% Cap)	0.00	% (k)	01/15/2041	68,433
394,007	Federal Home Loan Mortgage Corporation REMICS, Series 3806-CZ	5.50%		07/15/2034	398,156
309,327	Federal Home Loan Mortgage Corporation REMICS, Series 3808-DB	3.50%		02/15/2031	299,254
513,702	Federal Home Loan Mortgage Corporation REMICS, Series 3818-CZ	4.50%		03/15/2041	505,527
400,809	Federal Home Loan Mortgage Corporation REMICS, Series 3819-ZU	5.50%		07/15/2034	405,106
1,068,814	Federal Home Loan Mortgage Corporation REMICS, Series 3824-EY	3.50%		03/15/2031	1,034,001
251,282	Federal Home Loan Mortgage Corporation REMICS, Series 3828-SW (-3 x Secured Overnight Financing Rate 30 Day Average + 12.86%, 0.00% Floor, 13.20% Cap)	0.00	% (k)	02/15/2041	193,588
680,343	Federal Home Loan Mortgage Corporation REMICS, Series 3863-ZA	5.50%		08/15/2034	687,672
1,931,184	Federal Home Loan Mortgage Corporation REMICS, Series 3889-VZ	4.00%		07/15/2041	1,851,432
1,790,133	Federal Home Loan Mortgage Corporation REMICS, Series 3910-GZ	5.00%		08/15/2041	1,804,833
729,464	Federal Home Loan Mortgage Corporation REMICS, Series 3972-AZ	3.50%		12/15/2041	669,146
8,185,221	Federal Home Loan Mortgage Corporation REMICS, Series 4165-ZT	3.00	% (m)	02/15/2043	6,817,581
2,143,219	Federal Home Loan Mortgage Corporation REMICS, Series 4291-MS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.79%, 5.90% Cap)	0.45	% (i)(k)	01/15/2054	182,565
1,828,864	Federal Home Loan Mortgage Corporation REMICS, Series 4471-BA	3.00%		12/15/2041	1,774,362

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,598,533	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	9,862,429
12,122,219	Federal Home Loan Mortgage Corporation REMICS, Series 4542-AC	2.70%		01/15/2045	11,320,448
12,615,080	Federal Home Loan Mortgage Corporation REMICS, Series 4717-GZ	3.00	% (m)	01/15/2047	10,426,384
34,934,000	Federal Home Loan Mortgage Corporation REMICS, Series 5138-HM	2.00%		04/25/2051	26,583,943
9,686,939	Federal Home Loan Mortgage Corporation REMICS, Series 5148-BZ	2.50	% (m)	10/25/2051	5,723,801
14,199,544	Federal Home Loan Mortgage Corporation REMICS, Series 5195-ZN	2.50	% (m)	02/25/2052	8,736,758
153,555	Federal Home Loan Mortgage Corporation REMICS, Series R003-ZA	5.50%		10/15/2035	152,944
39,869,947	Federal Home Loan Mortgage Corporation, Pool RA9843	5.50%		09/01/2053	40,201,087
25,852,629	Federal Home Loan Mortgage Corporation, Pool SD2912	5.00%		05/01/2053	25,718,776
29,477,551	Federal Home Loan Mortgage Corporation, Pool SD3721	5.00%		07/01/2053	29,382,991
19,920,494	Federal Home Loan Mortgage Corporation, Pool SD3892	5.50%		09/01/2053	20,083,978
25,913,822	Federal Home Loan Mortgage Corporation, Pool SD7564	5.00%		06/01/2053	26,073,142
44,900	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	45,641
37,564	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	38,185
314,689	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	319,889
157,977	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	160,589
214,809	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	218,360
48,040	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	48,421
265,823	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	270,213
225,992	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	221,987
22,559	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	22,448
4,048	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	4,003
371,935	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	364,687
4,134,653	Federal National Mortgage Association Pass-Thru, Pool AL9238	3.00%		10/01/2041	3,811,403
950,696	Federal National Mortgage Association Pass-Thru, Pool AL9445	3.00%		07/01/2031	913,851
6,037,891	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	5,522,578
7,373,948	Federal National Mortgage Association Pass-Thru, Pool AS7661	3.00%		08/01/2046	6,554,392
3,471,050	Federal National Mortgage Association Pass-Thru, Pool AS7724	2.50%		08/01/2046	3,018,526
11,266,313	Federal National Mortgage Association Pass-Thru, Pool BC9081	3.00%		12/01/2046	10,246,493
7,845,899	Federal National Mortgage Association Pass-Thru, Pool BD8013	2.50%		09/01/2046	6,833,554
1,908,928	Federal National Mortgage Association Pass-Thru, Pool BM4094	3.00%		03/01/2043	1,762,626
11,040,106	Federal National Mortgage Association Pass-Thru, Pool BM6089	3.50%		12/01/2044	10,385,527
46,174,277	Federal National Mortgage Association Pass-Thru, Pool BR2217	2.50%		08/01/2051	39,790,591
26,222,240	Federal National Mortgage Association Pass-Thru, Pool CB3127	3.50%		03/01/2052	24,291,758
11,996,156	Federal National Mortgage Association Pass-Thru, Pool CB4820	4.50%		10/01/2052	11,636,847
24,680,081	Federal National Mortgage Association Pass-Thru, Pool CB6266	6.00%		05/01/2053	25,195,570
38,285,536	Federal National Mortgage Association Pass-Thru, Pool CB7272	6.00%		10/01/2053	39,124,906
10,361,885	Federal National Mortgage Association Pass-Thru, Pool FM1000	3.00%		04/01/2047	9,408,931
16,371,073	Federal National Mortgage Association Pass-Thru, Pool FM4575	2.50%		10/01/2050	14,183,199
10,448,930	Federal National Mortgage Association Pass-Thru, Pool FM6061	2.00%		02/01/2051	8,695,594
28,552,558	Federal National Mortgage Association Pass-Thru, Pool FM8214	4.00%		05/01/2049	27,478,546

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,864,529	Federal National Mortgage Association Pass-Thru, Pool FM8664	3.00%		10/01/2046	6,253,026
22,497,252	Federal National Mortgage Association Pass-Thru, Pool FM8972	4.00%		06/01/2049	21,660,824
5,745,499	Federal National Mortgage Association Pass-Thru, Pool FM9846	2.50%		12/01/2051	4,893,206
39,311,024	Federal National Mortgage Association Pass-Thru, Pool FS1472	3.50%		11/01/2050	36,604,404
10,305,726	Federal National Mortgage Association Pass-Thru, Pool FS3708	5.00%		01/01/2053	10,211,505
30,925,071	Federal National Mortgage Association Pass-Thru, Pool FS5417	2.50%		04/01/2052	26,508,733
32,323,579	Federal National Mortgage Association Pass-Thru, Pool FS5875	2.50%		04/01/2052	27,692,462
6,790,874	Federal National Mortgage Association Pass-Thru, Pool FS6476	2.50%		11/01/2051	5,857,606
155,798	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	154,544
104,370	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	103,541
4,434	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	4,359
2,117,116	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	1,955,698
1,021,427	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	922,418
1,666,790	Federal National Mortgage Association Pass-Thru, Pool MA2621	3.50%		05/01/2046	1,523,254
3,817,985	Federal National Mortgage Association Pass-Thru, Pool MA2649	3.00%		06/01/2046	3,393,536
1,539,744	Federal National Mortgage Association Pass-Thru, Pool MA2711	3.00%		08/01/2046	1,368,572
9,933,517	Federal National Mortgage Association Pass-Thru, Pool MA2806	3.00%		11/01/2046	9,027,146
13,462,785	Federal National Mortgage Association Pass-Thru, Pool MA4709	5.00%		07/01/2052	13,329,173
807,943	Federal National Mortgage Association REMICS, Series 2005-20-QH	5.00%		03/25/2035	810,561
144,405	Federal National Mortgage Association REMICS, Series 2006-101-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.47%, 6.58% Cap)	1.13	% (i)(k)	10/25/2036	14,794
59,150	Federal National Mortgage Association REMICS, Series 2006-56-SM (-1 x Secured Overnight Financing Rate 30 Day Average + 6.64%, 6.75% Cap)	1.30	%(i)(k)	07/25/2036	4,813
44,441	Federal National Mortgage Association REMICS, Series 2007-116-BI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.14%, 6.25% Cap)	0.80	% (i)(k)	05/25/2037	3,043
595,024	Federal National Mortgage Association REMICS, Series 2007-30-FS (-5 x Secured Overnight Financing Rate 30 Day Average + 29.30%, 29.83% Cap)	4.58	% (k)	04/25/2037	637,828
231,365	Federal National Mortgage Association REMICS, Series 2007-30-OI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.33%, 6.44% Cap)	0.99	% (i)(k)	04/25/2037	22,874
35,538	Federal National Mortgage Association REMICS, Series 2008-29-ZA	4.50%		04/25/2038	35,052
12,838	Federal National Mortgage Association REMICS, Series 2008-62-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (i)(k)	07/25/2038	799
152,669	Federal National Mortgage Association REMICS, Series 2009-111-EZ	5.00%		01/25/2040	153,962
4,413	Federal National Mortgage Association REMICS, Series 2009-111-SE (-1 x Secured Overnight Financing Rate 30 Day Average + 6.14%, 6.25% Cap)	0.80	% (i)(k)	01/25/2040	465
20,712	Federal National Mortgage Association REMICS, Series 2009-16-MZ	5.00%		03/25/2029	20,504
21,043	Federal National Mortgage Association REMICS, Series 2009-48-WS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.84%, 5.95% Cap)	0.50	% (i)(k)	07/25/2039	1,717
44,820	Federal National Mortgage Association REMICS, Series 2009-62-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.99%, 6.10% Cap)	0.65	% (i)(k)	08/25/2039	1,456

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
405,637	Federal National Mortgage Association REMICS, Series 2009-77-ZA	4.50%		10/25/2039	399,930
97,938	Federal National Mortgage Association REMICS, Series 2009-83-Z	4.50%		10/25/2039	95,380
31,452	Federal National Mortgage Association REMICS, Series 2010-101-ZH	4.50%		07/25/2040	30,933
144,535	Federal National Mortgage Association REMICS, Series 2010-112-ZA	4.00%		10/25/2040	138,276
62,971	Federal National Mortgage Association REMICS, Series 2010-121-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 4.39%, 0.00% Floor, 4.50% Cap)	0.00	% (i)(k)	10/25/2040	3,079
28,070	Federal National Mortgage Association REMICS, Series 2010-137-VS (-3 x Secured Overnight Financing Rate 30 Day Average + 14.66%, 0.00% Floor, 15.00% Cap)	0.00	% (k)	12/25/2040	26,248
19,265	Federal National Mortgage Association REMICS, Series 2010-31-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 4.89%, 0.00% Floor, 5.00% Cap)	0.00	% (i)(k)	04/25/2040	813
12,643	Federal National Mortgage Association REMICS, Series 2010-34-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 4.82%, 0.00% Floor, 4.93% Cap)	0.00	% (i)(k)	04/25/2040	428
71,439	Federal National Mortgage Association REMICS, Series 2010-35-SP (-1 x Secured Overnight Financing Rate 30 Day Average + 6.24%, 6.35% Cap)	0.90	% (i)(k)	04/25/2050	6,594
4,395	Federal National Mortgage Association REMICS, Series 2010-35-SV (-1 x Secured Overnight Financing Rate 30 Day Average + 6.34%, 6.45% Cap)	1.00	% (i)(k)	04/25/2040	88
507,159	Federal National Mortgage Association REMICS, Series 2010-37-MY	4.50%		04/25/2040	501,557
98,632	Federal National Mortgage Association REMICS, Series 2010-59-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 4.89%, 0.00% Floor, 5.00% Cap)	0.00	% (i)(k)	01/25/2040	4,306
168,956	Federal National Mortgage Association REMICS, Series 2010-60-VZ	5.00%		10/25/2039	170,066
75,606	Federal National Mortgage Association REMICS, Series 2010-64-EZ	5.00%		06/25/2040	76,027
119,667	Federal National Mortgage Association REMICS, Series 2010-7-PE	5.00%		02/25/2040	119,593
35,503	Federal National Mortgage Association REMICS, Series 2010-90-GS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (i)(k)	08/25/2040	2,793
23,737	Federal National Mortgage Association REMICS, Series 2010-99-SG (-5 x Secured Overnight Financing Rate 30 Day Average + 24.43%, 0.00% Floor, 25.00% Cap)	0.00	% (k)	09/25/2040	24,168
1,053,499	Federal National Mortgage Association REMICS, Series 2011-141-PZ	4.00%		01/25/2042	1,006,922
153,474	Federal National Mortgage Association REMICS, Series 2011-25-KY	3.00%		04/25/2026	150,334
300,824	Federal National Mortgage Association REMICS, Series 2011-29-AL	3.50%		04/25/2031	290,725
456,590	Federal National Mortgage Association REMICS, Series 2011-59-MA	4.50%		07/25/2041	441,052
5,996,294	Federal National Mortgage Association REMICS, Series 2012-56-FK (Secured Overnight Financing Rate 30 Day Average + 0.56%, 0.45% Floor, 6.50% Cap)	5.90%		06/25/2042	5,862,414
18,271,723	Federal National Mortgage Association REMICS, Series 2013-6-ZB	3.00	% (m)	02/25/2043	16,338,701
3,016,809	Federal National Mortgage Association REMICS, Series 2016-3-FB (Secured Overnight Financing Rate 30 Day Average + 0.46%, 0.35% Floor, 6.00% Cap)	5.80%		02/25/2046	2,980,219

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,905,831	Federal National Mortgage Association REMICS, Series 2017-46-ZL	3.50	% (m)	06/25/2057	4,887,207
735,434	Federal National Mortgage Association REMICS, Series 2017-86-MA	3.00%		04/25/2046	694,230
9,853,813	Federal National Mortgage Association REMICS, Series 2018-21-IO	3.00	% (i)	04/25/2048	1,493,916
15,503,325	Federal National Mortgage Association REMICS, Series 2018-21-PO	0.00	% (l)	04/25/2048	11,978,821
7,937,836	Federal National Mortgage Association REMICS, Series 2018-35-IO	3.00	% (i)	05/25/2048	1,360,721
30,451,569	Federal National Mortgage Association REMICS, Series 2018-35-PO	0.00	% (l)	05/25/2048	22,263,848
33,245,816	Federal National Mortgage Association REMICS, Series 2020-49-ZD	2.00	% (m)	07/25/2050	21,837,335
17,820,185	Federal National Mortgage Association REMICS, Series 2021-48-NS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.65%, 0.00% Floor, 3.65% Cap)	0.00	% (i)(k)	08/25/2051	467,928
9,689,275	Federal National Mortgage Association REMICS, Series 2022-12-MZ	3.00	% (m)	03/25/2052	6,767,373
26,211,740	Federal National Mortgage Association REMICS, Series 2022-28-Z	2.50	% (m)	02/25/2052	18,970,183
15,354,528	Federal National Mortgage Association REMICS, Series 2022-31-GZ	2.00	% (m)	03/25/2052	10,636,622
67,911,569	Federal National Mortgage Association REMICS, Series 2022-3-ZW	2.00	% (m)	02/25/2052	39,748,892
23,399,491	Federal National Mortgage Association REMICS, Series 2022-40-AZ	2.00	% (m)	08/25/2050	15,789,287
17,450,500	Federal National Mortgage Association, Pool BL2643	3.39%		07/01/2034	15,642,986
28,707,000	Federal National Mortgage Association, Pool BL4425	2.14%		10/01/2029	25,538,676
32,930,000	Federal National Mortgage Association, Pool BL4592	2.28%		11/01/2029	29,324,234
18,090,000	Federal National Mortgage Association, Pool BL5484	2.26%		01/01/2030	16,039,140
4,815,430	Federal National Mortgage Association, Pool BL9284	2.23%		12/01/2050	3,339,114
36,599,790	Federal National Mortgage Association, Pool BS4941	2.46%		04/01/2032	31,478,656
17,824,025	Federal National Mortgage Association, Pool MA5086	5.00%		07/01/2043	17,912,256
126,915	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	128,098
94,582	Federal National Mortgage Association, Series 400-S4 (-1 x Secured Overnight Financing Rate 30 Day Average + 5.34%, 0.00% Floor, 5.45% Cap)	0.00	% (i)(k)	11/25/2039	7,304
7,581,336	Federal Seasoned Credit Risk Transfer Trust, Series 2018-2-HV	3.00	% (h)	11/25/2057	6,700,665
28,406,779	Government National Mortgage Association I, Pool 779384	3.50%		06/15/2042	26,841,852
11,005,779	Government National Mortgage Association Pass-Thru, Pool 784415	3.50%		04/20/2047	10,406,810
26,888,360	Government National Mortgage Association Pass-Thru, Pool 785713	2.50%		10/20/2051	23,429,277
12,634,505	Government National Mortgage Association Pass-Thru, Pool 785764	2.50%		11/20/2051	10,934,322
32,587,762	Government National Mortgage Association Pass-Thru, Pool 786009	3.00%		02/20/2052	29,348,449
10,326,072	Government National Mortgage Association Pass-Thru, Pool 786227	3.00%		04/20/2052	9,296,727
4,454,865	Government National Mortgage Association Pass-Thru, Pool 786540	3.50%		02/20/2050	4,220,252

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,423,148	Government National Mortgage Association Pass-Thru, Pool 786718	3.50%		07/20/2051	10,747,622
28,171,204	Government National Mortgage Association Pass-Thru, Pool MA5076	3.00%		03/20/2048	25,801,317
79,730	Government National Mortgage Association, Series 2003-67-SP (-1 x Secured Overnight Financing Rate 1 Month + 6.99%, 7.10% Cap)	1.63	% (i)(k)	08/20/2033	1,220
43,309	Government National Mortgage Association, Series 2008-82-SM (-1 x Secured Overnight Financing Rate 1 Month + 5.94%, 6.05% Cap)	0.58	% (i)(k)	09/20/2038	1,118
574,513	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	565,480
633,043	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	620,730
618,346	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	614,598
807,552	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	806,014
2,079,602	Government National Mortgage Association, Series 2010-113-SM (-1 x Secured Overnight Financing Rate 1 Month + 5.94%, 6.05% Cap)	0.58	% (i)(k)	09/20/2040	234,465
4,671,795	Government National Mortgage Association, Series 2010-115-AF (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 6.50% Cap)	5.92%		09/20/2040	4,600,193
89,907	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	88,776
1,120,157	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	1,114,812
7,638,043	Government National Mortgage Association, Series 2011-70-QF (Secured Overnight Financing Rate 1 Month + 0.72%, 0.61% Floor, 6.50% Cap)	6.08%		05/16/2041	7,572,147
3,604,702	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	3,589,079
2,142,256	Government National Mortgage Association, Series 2013-117-MS (-1 x Secured Overnight Financing Rate 1 Month + 6.04%, 6.15% Cap)	0.68	% (i)(k)	02/20/2043	110,186
1,901,279	Government National Mortgage Association, Series 2013-122-SB (-1 x Secured Overnight Financing Rate 1 Month + 5.99%, 6.10% Cap)	0.63	% (i)(k)	08/16/2043	208,528
6,750,144	Government National Mortgage Association, Series 2013-150-FT (Secured Overnight Financing Rate 1 Month + 0.55%, 0.44% Floor, 6.50% Cap)	5.91%		02/20/2040	6,489,962
2,790,961	Government National Mortgage Association, Series 2014-102-TS (-1 x Secured Overnight Financing Rate 1 Month + 5.49%, 5.60% Cap)	0.13	% (i)(k)	07/20/2044	264,052
2,368,682	Government National Mortgage Association, Series 2014-118-PS (-1 x Secured Overnight Financing Rate 1 Month + 6.09%, 6.20% Cap)	0.73	% (i)(k)	08/20/2044	283,463
2,072,597	Government National Mortgage Association, Series 2014-118-SA (-1 x Secured Overnight Financing Rate 1 Month + 6.09%, 6.20% Cap)	0.73	% (i)(k)	08/20/2044	248,030
5,819,047	Government National Mortgage Association, Series 2017-52-FH (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor, 6.50% Cap)	5.82%		04/20/2047	5,639,764
12,673,061	Government National Mortgage Association, Series 2019-86-FE (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 6.50% Cap)	5.87%		07/20/2049	12,413,779
15,501,603	Government National Mortgage Association, Series 2020-61-IA	3.00	% (i)	05/20/2050	2,160,909
20,309,680	Government National Mortgage Association, Series 2020-62-KF (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor, 6.50% Cap)	5.82%		05/20/2050	19,599,985
11,308,654	Government National Mortgage Association, Series 2021-117-ID	3.50	% (i)	06/20/2051	1,890,265
24,286,114	Government National Mortgage Association, Series 2021-155-UI	4.50	% (i)	09/20/2051	3,595,003

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
19,084,833	Government National Mortgage Association, Series 2021-214-IG	2.50	% (i)	12/20/2051	2,634,722
18,188,578	Government National Mortgage Association, Series 2022-188-LA	5.00%		04/20/2050	18,232,497
17,693,013	Government National Mortgage Association, Series 2022-83-GZ	3.00	% (m)	05/20/2052	14,037,536
13,233,837	Seasoned Credit Risk Transfer Trust, Series 2019-4-M55D	4.00%		02/25/2059	12,305,449

Total US Government and Agency Mortgage Backed Obligations (Cost $1,580,217,035)					1,463,020,669

US Government and Agency Obligations - 21.9%
7,000,000	United States Treasury Notes	4.88%		11/30/2025	7,073,008
6,600,000	United States Treasury Notes	4.63%		10/15/2026	6,698,742
10,800,000	United States Treasury Notes	4.63%		11/15/2026	10,972,125
5,950,000	United States Treasury Notes	4.63%		09/30/2028	6,142,445
7,350,000	United States Treasury Notes	4.38%		11/30/2028	7,522,266
900,000,000	United States Treasury Notes	3.75%		12/31/2028	895,992,192
5,850,000	United States Treasury Notes	3.75%		06/30/2030	5,798,813
4,100,000	United States Treasury Notes	4.63%		09/30/2030	4,275,051
563,200,000	United States Treasury Notes	4.75%		11/15/2043	604,296,000
5,400,000	United States Treasury Notes	4.75%		11/15/2053	6,056,859

Total US Government and Agency Obligations (Cost $1,528,100,178)					1,554,827,501

Affiliated Mutual Funds - 6.4%
12,929,742	DoubleLine Global Bond Fund (Class I) (o)				111,325,081
32,972,257	DoubleLine Infrastructure Income Fund (Class I)				305,323,103
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				34,050,000

Total Affiliated Mutual Funds (Cost $504,557,903)					450,698,184

Common Stocks - 0.0% (f)
4,329	Bright Bidco B.V. (c)(o)				2,814
9,336	Envision Healthcare Corporation (c)(o)				79,356
37,440	Flame Aggregator - Series R (c)(o)				263,203
3,720	Flame Aggregator - Series U (c)(o)				26,152
14,854	Intelsat Emergence S.A. (c)(o)				427,052

Total Common Stocks (Cost $1,703,953)					798,577

Escrow Notes - 0.0% (f)
1,695,000	Gulfport Energy Corporation (o)				6,365

Total Escrow Notes (Cost $-)					6,365

Warrants - 0.0% (f)
31,063	Avation PLC, Expiration 10/21/2026, Strike Price GBP 0.54 (o)				7,919

Total Warrants (Cost $-)					7,919

Short Term Investments - 16.6%
393,016,838	First American Government Obligations Fund - Class U	5.30	% (p)		393,016,838
393,016,839	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.29	% (p)		393,016,839
393,016,839	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27	% (p)		393,016,839

Total Short Term Investments (Cost $1,179,050,516)					1,179,050,516

Total Investments - 113.4% (Cost $8,676,707,501)					8,041,283,767
Liabilities in Excess of Other Assets - (13.4)%					(950,097,620)

NET ASSETS - 100.0%					$7,091,186,147

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(c)	Value determined using significant unobservable inputs.

(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(e)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(f)	Represents less than 0.05% of net assets

(g)	Perpetual maturity. The date disclosed is the next call date of the security.

(h)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(i)	Interest only security

(j)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(k)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)	Principal only security

(m)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(n)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(o)	Non-income producing security

(p)	Seven-day yield as of period end

GBP	British Pound

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	21.9%
US Government and Agency Mortgage Backed Obligations	20.7%
Short Term Investments	16.6%
US Corporate Bonds	14.8%
Non-Agency Residential Collateralized Mortgage Obligations	11.0%
Affiliated Mutual Funds	6.4%
Foreign Corporate Bonds	5.5%
Non-Agency Commercial Mortgage Backed Obligations	5.1%
Collateralized Loan Obligations	3.7%
Asset Backed Obligations	3.5%
Bank Loans	3.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Municipal Bonds	0.1%
Common Stocks	0.0%	(f)
Warrants	0.0%	(f)
Escrow Notes	0.0%	(f)
Other Assets and Liabilities	(13.4)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	21.9%
US Government and Agency Mortgage Backed Obligations	20.7%
Short Term Investments	16.6%
Non-Agency Residential Collateralized Mortgage Obligations	11.0%
Affiliated Mutual Funds	6.4%
Non-Agency Commercial Mortgage Backed Obligations	5.1%
Banking	4.1%
Collateralized Loan Obligations	3.7%
Asset Backed Obligations	3.5%
Utilities	2.0%
Energy	1.7%
Technology	1.5%
Healthcare	1.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Media	1.0%
Telecommunications	0.9%
Transportation	0.9%
Insurance	0.8%
Pharmaceuticals	0.7%
Finance	0.6%
Retailers (other than Food/Drug)	0.6%
Automotive	0.5%
Mining	0.5%
Food Products	0.5%
Real Estate	0.5%
Aerospace & Defense	0.5%
Chemicals/Plastics	0.5%
Electronics/Electric	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Business Equipment and Services	0.4%
Consumer Products	0.4%
Construction	0.4%
Diversified Manufacturing	0.3%
Commercial Services	0.3%
Leisure	0.3%
Containers and Glass Products	0.2%
Pulp & Paper	0.2%
Industrial Equipment	0.2%
Beverage and Tobacco	0.2%
Building and Development (including Steel/Metals)	0.2%
Food Service	0.1%
Financial Intermediaries	0.1%
Municipal Bonds	0.1%
Chemical Products	0.1%
Cosmetics/Toiletries	0.0%	(f)
Environmental Control	0.0%	(f)
Other Assets and Liabilities	(13.4)%

	100.0%

FUTURES CONTRACTS

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
US Treasury Ultra Long Bond Future	Long	950	03/19/2024	$126,914,063	$9,565,579
5-Year US Treasury Note Future	Long	4,800	03/28/2024	522,112,502	7,545,355
2-Year US Treasury Note Future	Long	3,200	03/28/2024	658,924,998	4,280,431
10-Year US Treasury Ultra Note Future	Short	(300)	03/19/2024	(35,404,688)	(1,040,083)

					$20,351,282

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

A summary of the DoubleLine Core Fixed Income Fund's investments in affiliated mutual funds for the period ended December 31, 2023 is as follows:

Fund	Value at March 31, 2023	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended December 31, 2023	Change in Unrealized for the Period Ended December 31, 2023	Value at December 31, 2023	Shares Held at December 31, 2023	Dividend Income Earned for the Period Ended December 31, 2023
DoubleLine Infrastructure Income Fund (Class I)	$298,398,929	$—	$—	$—	$6,924,174	$305,323,103	32,972,257	$8,006,425
DoubleLine Global Bond Fund (Class I)	109,385,620	-—	—	—	1,939,461	111,325,081	12,929,742	—
DoubleLine Long Duration Total Return Bond Fund (Class I)	35,750,000	—	—	—	(1,700,000)	34,050,000	5,000,000	890,377

	$443,534,549	$—	$—	$—	$7,163,635	$450,698,184	50,901,999	$8,896,802

Notes to Schedule of Investments

December 31, 2023 (Unaudited)

1. Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”), along with DoubleLine Selective Credit Fund.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services—Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$385,668,763	$1,179,050,516	$995,549	$101,279,049	$12,888,281	$155,671,242
Affiliated Mutual Funds	—	450,698,184	—	—	—	—
Warrants	—	7,919	—	—	—	—
Total Level 1	385,668,763	1,629,756,619	995,549	101,279,049	12,888,281	155,671,242
Level 2
US Government and Agency Mortgage Backed Obligations	15,915,342,077	1,463,020,669	—	168,518,137	—	98,729,518
Non-Agency Residential Collateralized Mortgage Obligations	8,145,756,691	779,206,918	—	736,763,147	—	437,160,115
Non-Agency Commercial Mortgage Backed Obligations	2,240,264,590	363,165,349	—	759,303,806	—	421,772,772
US Government and Agency Obligations	1,968,200,082	1,554,827,501	—	1,262,036,593	—	871,365,002
Asset Backed Obligations	1,352,938,110	247,636,720	—	382,134,595	—	284,417,546
Collateralized Loan Obligations	1,020,039,072	260,583,256	—	889,265,171	2,002,441	647,956,913
US Corporate Bonds	—	1,047,935,433	—	388,203,198	4,841,988	264,572,313
Foreign Corporate Bonds	—	390,467,457	342,786,967	461,381,293	—	208,113,759
Bank Loans	—	220,824,544	—	191,072,088	154,456,072	198,665,208
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	72,774,006	84,076,962	111,108,599	—	33,066,453
Municipal Bonds	—	5,604,279	—	—	—	—
Escrow Notes	—	6,365	—	—	—	—
Short Term Investments	—	—	—	82,390,981	—	205,583,485
Total Level 2	30,642,540,622	6,406,052,497	426,863,929	5,432,177,608	161,300,501	3,671,403,084
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	249,219,181	703,045	—	385,461	—	9,993,174
Asset Backed Obligations	25,453,209	796,549	—	25,170,000	—	—
Collateralized Loan Obligations	494,317	2,392,583	—	—	—	—
Common Stocks	—	798,577	—	—	219,943	70,553
Bank Loans	—	485,048	—	—	388,418	—
Foreign Corporate Bonds	—	298,849	530,111	258,464	—	112,981
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	6,752,087
Total Level 3	275,166,707	5,474,651	530,111	25,813,925	608,361	16,928,795
Total	$31,303,376,092	$8,041,283,767	$428,389,589	$5,559,270,582	$174,797,143	$3,844,003,121

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Other Financial Instruments
Level 1
Futures Contracts	$153,451,427	$20,351,282	$—	$—	$—	$—
Total Level 1	153,451,427	20,351,282	—	—	—	—
Level 2
Excess Return Swaps	—	—	—	—	—	380,812,045
Unfunded Loan Commitments	—	390	—	—	284	—
Total Level 2	—	390	—	—	284	380,812,045
Level 3	—	—	—	—	—	—
Total	$153,451,427	$20,351,672	$—	$—	$284	$380,812,045

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Short Term Investments	$38,090,868	$329	$985,533	$3,541,362	$2,930,838	$12,217,879
Warrants	892	—	—	—	—	—
Total Level 1	38,091,760	329	985,533	3,541,362	2,930,838	12,217,879
Level 2
Collateralized Loan Obligations	164,948,467	—	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	150,421,676	—	—	—	—	—
Short Term Investments	137,575,582	—	—	144,694,914	1,687,374	—
Non-Agency Commercial Mortgage Backed Obligations	80,655,402	—	—	—	—	—
Bank Loans	79,224,330	—	—	—	—	—
US Government and Agency Mortgage Backed Obligations	75,840,061	—	45,942,139	—	—	—
Foreign Corporate Bonds	44,378,175	133,787,008	—	—	—	36,266,330
Asset Backed Obligations	36,252,779	—	—	—	—	133,933,085
US Corporate Bonds	34,302,178	—	—	—	—	164,552,070
US Government and Agency Obligations	9,802,344	—	10,963,629	—	55,206,433	2,804,101
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	9,607,664	28,608,701	—	—	85,843,380	6,609,446
Escrow Notes	1,502	—	—	—	—	—
Total Level 2	823,010,160	162,395,709	56,905,768	144,694,914	142,737,187	344,165,032
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	6,886,565	—	—	—	—	—
Collateralized Loan Obligations	4,550,525	—	—	—	—	—
Asset Backed Obligations	4,098,145	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	2,113,379	—	—	—	—	—

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Common Stocks	$188,616	$—	$—	$—	$—	$—
Bank Loans	106,058	—	—	—	—	—
Foreign Corporate Bonds	77,112	76,017	—	—	—	1,998,179
Total Level 3	18,020,400	76,017	—	—	—	1,998,179
Total	$879,122,320	$162,472,055	$57,891,301	$148,236,276	$145,668,025	$358,381,090
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$963,102	$—	$—	$—
Total Level 1	—	—	963,102	—	—	—
Level 2
Excess Return Swaps	—	—	—	(4,552,381)	—	—
Unfunded Loan Commitments	100	—	—	—	—	—
Total Level 2	100	—	—	(4,552,381)	—	—
Level 3	—	—	—	—	—	—
Total	$100	$—	$963,102	$(4,552,381)	$—	$—

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$2,344,868	$—	$—	$9,887,338
Short Term Investments	1,418,436	257,083	9,018,671	343,149
Total Level 1	3,763,304	257,083	9,018,671	10,230,487
Level 2
US Government and Agency Obligations	11,864,823	—	1,762,344	851,517
Collateralized Loan Obligations	8,718,300	—	10,864,798	—
Non-Agency Residential Collateralized Mortgage Obligations	6,116,518	—	12,008,555	—
Non-Agency Commercial Mortgage Backed Obligations	5,534,474	—	7,450,659	—
US Corporate Bonds	3,182,611	—	—	—
Foreign Corporate Bonds	2,508,511	2,793,463	—	—
Asset Backed Obligations	1,528,261	—	1,754,990	—
US Government and Agency Mortgage Backed Obligations	1,456,824	—	3,375,621	—
Short Term Investments	745,442	—	—	1,393,799
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	352,157	9,805,861	—	—
Total Level 2	42,007,921	12,599,324	37,216,967	2,245,316

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Asset Backed Obligations	$—	$—	$1,369,835	$—
Total Level 3	—	—	1,369,835	—
Total	$45,771,225	$12,856,407	$47,605,473	$12,475,803
Other Financial Instruments
Level 1	$—	$—	$—	$—
Level 2
Excess Return Swaps	1,789,804	—	—	(518,728)
Forward Currency Exchange Contracts	1,061,551	—	—	—
Total Level 2	2,851,355	—	—	(518,728)
Level 3	—	—	—	—
Total	$2,851,355	$—	$—	$(518,728)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$19,905	$(62,566)	$50,361	$—	$(240,820)	$—	$—	$6,886,565	$(61,405)
Collateralized Loan Obligations	1,520,905	—	142,401	541	17,577	—	2,869,101	—	4,550,525	155,719
Asset Backed Obligations	8,405,530	(883,975)	(3,303,157)	—	503,992	(624,245)	—	—	4,098,145	(3,546,951)
Non-Agency Commercial Mortgage Backed Obligations	983,389	2,068	66,025	5,618	—	(90,852)	1,147,131	—	2,113,379	46,204
Common Stocks	290,300	(32,896)	79,678	—	36,045	(184,511)	—	—	188,616	(15,115)
Bank Loans	107,055	291	(3,898)	3,606	—	(996)	—	—	106,058	(3,585)
Foreign Corporate Bonds	—	—	—	—	77,112	—	—	—	77,112	—
Rights	6,138	6,966	(6,138)	—	—	(6,966)	—	—	—	—

Total	$18,433,002	$(887,641)	$(3,087,655)	$60,126	$634,726	$(1,148,390)	$4,093,344	$—	$18,020,400	$(3,425,133)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(2,167,955)	$1,822,437	$(251)	$156,580	$(2,520,139)	$—	$—	$1,369,835	$(497,680)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,886,565	Market Comparables	Market Quotes	$91.74 ($91.74)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$4,550,525	Market Comparables	Market Quotes	$22.92 - $90.18 ($84.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,098,145	Market Comparables	Market Quotes	$9.32 - $86.29 ($58.55)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$2,113,379	Market Comparables	Market Quotes	$10.52 - $80.07 ($55.75)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$188,616	Market Comparables	Market Quotes	$0.65 - $28.75 ($18.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,058	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$77,112	Market Comparables	Market Quotes	$0.00 - $91.64 ($74.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$1,369,835	Market Comparables	Market Quotes	$13.75 - $4,800.90 ($1,636.13)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.